GOTHAM ENHANCED RETURN FUND

Portfolio of Investments

December 31, 2019

(Unaudited)

	Number
	of Shares	Value

LONG POSITIONS — 95.3%
COMMON STOCKS — 95.3%
Automobiles & Components — 1.5%
American Axle & Manufacturing Holdings, Inc.*	40,513	$435,920
Aptiv PLC (Jersey)	2,081	197,633
BorgWarner, Inc.	11,498	498,783
Fiat Chrysler Automobiles NV (Netherlands)	42,659	626,661
Ford Motor Co.(a)	128,568	1,195,682
Garrett Motion, Inc.*	3,116	31,129
General Motors Co.	69,124	2,529,938
Gentherm, Inc.*	226	10,032
Harley-Davidson, Inc.	6,338	235,710
Magna International, Inc. (Canada)	9,915	543,739
Visteon Corp.*	6,824	590,890
Winnebago Industries, Inc.	1,801	95,417

		6,991,534

Capital Goods — 16.4%
3M Co.	7,518	1,326,326
A.O. Smith Corp.	5,084	242,202
Acuity Brands, Inc.	1	138
AECOM*	4,277	184,467
Aerojet Rocketdyne Holdings, Inc.*	1,269	57,943
Albany International Corp., Class A	5,749	436,464
Allegion PLC (Ireland)	2,369	295,035
Altra Industrial Motion Corp.	4,517	163,561
AMETEK, Inc.	12,611	1,257,821
Arconic, Inc.	71,488	2,199,686
Armstrong World Industries, Inc.	1,327	124,698
Atkore International Group, Inc.*	2,644	106,976
AZZ, Inc.	134	6,157
Bloom Energy Corp., Class A*	7,878	58,849
BMC Stock Holdings, Inc.*	24,801	711,541
Builders FirstSource, Inc.*	17,727	450,443
Carlisle Cos., Inc.	5,400	873,936
Caterpillar, Inc.	3,380	499,158
Colfax Corp.*	8,593	312,613
Columbus McKinnon Corp.	131	5,244
Continental Building Products, Inc.*	5,609	204,336
Crane Co.	5,994	517,762
CSW Industrials, Inc.	6	462
Cummins, Inc.(a)	20,162	3,608,192
Curtiss-Wright Corp.	2,134	300,659
Dover Corp.	2,598	299,446
Eaton Corp. PLC (Ireland)	50,357	4,769,815

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
EMCOR Group, Inc.	6,885	$594,176
Emerson Electric Co.(a)	45,434	3,464,797
Fortune Brands Home & Security, Inc.	3,047	199,091
Foundation Building Materials, Inc.*	4,310	83,399
Gardner Denver Holdings, Inc.(a)*	57,739	2,117,867
Gibraltar Industries, Inc.*	2,447	123,427
GMS, Inc.*	3,811	103,202
Gorman-Rupp Co. (The)	10	375
GrafTech International Ltd.	56,052	651,324
Griffon Corp.	518	10,531
Harsco Corp.*	803	18,477
HD Supply Holdings, Inc.*	3,588	144,309
HEICO Corp.	1,437	164,034
Herc Holdings, Inc.*	2,539	124,259
Hexcel Corp.	2,126	155,857
Hillenbrand, Inc.	658	21,918
Honeywell International, Inc.(a)	27,034	4,785,018
Hubbell, Inc.(a)	10,940	1,617,151
IDEX Corp.	4,151	713,972
Illinois Tool Works, Inc.(a)	23,872	4,288,127
Ingersoll-Rand PLC (Ireland)	25,766	3,424,817
ITT, Inc.	1,080	79,823
Jacobs Engineering Group, Inc.(a)	26,367	2,368,548
Johnson Controls International PLC (Ireland)	110,351	4,492,389
Kaman Corp.	1,346	88,728
L3Harris Technologies, Inc.	11,684	2,311,913
Lockheed Martin Corp.(a)	14,373	5,596,559
Manitowoc Co., Inc. (The)*	203	3,553
Masco Corp.	40,906	1,963,079
MasTec, Inc.*	26,972	1,730,524
MRC Global, Inc.*	13,406	182,858
Mueller Industries, Inc.	1,971	62,579
Navistar International Corp.*	106	3,068
Northrop Grumman Corp.	7,592	2,611,420
NOW, Inc.*	3,867	43,465
Oshkosh Corp.	2,423	229,337
Owens Corning	1,041	67,790
PACCAR, Inc.	2,732	216,101
Parker-Hannifin Corp.	2,910	598,936
Pentair PLC (Ireland)	2,006	92,015
Powell Industries, Inc.	41	2,009
Quanex Building Products Corp.	229	3,911

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Raytheon Co.	7,713	$1,694,855
Regal Beloit Corp.	2,963	253,662
Rexnord Corp.*	1,177	38,394
Rockwell Automation, Inc.	7,176	1,454,360
Simpson Manufacturing Co., Inc.	3,506	281,286
SiteOne Landscape Supply, Inc.*	4,778	433,126
Snap-on, Inc.	9	1,525
Spirit AeroSystems Holdings, Inc., Class A	7,226	526,631
SPX Corp.*	5,207	264,932
SPX FLOW, Inc.*	5,308	259,402
Stanley Black & Decker, Inc.	3,060	507,164
Systemax, Inc.	24	604
Tennant Co.	83	6,467
Terex Corp.	8,297	247,085
Thermon Group Holdings, Inc.*	379	10,157
Timken Co. (The)	3,081	173,491
TransDigm Group, Inc.	2,884	1,615,040
Tutor Perini Corp.*	1,111	14,287
United Rentals, Inc.*	2,732	455,616
United Technologies Corp.(a)	20,246	3,032,041
Universal Forest Products, Inc.	2,879	137,328
Valmont Industries, Inc.	912	136,599
Wabash National Corp.	380	5,582
WABCO Holdings, Inc.*	590	79,945
Watts Water Technologies, Inc., Class A	2,257	225,158
Welbilt, Inc.*	149	2,326
Wesco Aircraft Holdings, Inc.*	895	9,863
Westinghouse Air Brake Technologies Corp.	9,591	746,180
Woodward, Inc.	211	24,991
Xylem, Inc.	1,475	116,215

		77,322,975

Commercial & Professional Services — 1.9%
ASGN, Inc.*	1,965	139,456
Barrett Business Services, Inc.	6	543
CBIZ, Inc.*	114	3,073
Cintas Corp.(a)	9,641	2,594,200
Clean Harbors, Inc.*	5,141	440,841
Deluxe Corp.	9,380	468,250
Ennis, Inc.	23	498

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
FTI Consulting, Inc.*	6,787	$751,049
Heidrick & Struggles International, Inc.	21	683
Herman Miller, Inc.	1,121	46,690
Huron Consulting Group, Inc.*	57	3,917
Kforce, Inc.	72	2,858
Kimball International, Inc., Class B	205	4,237
Knoll, Inc.	151	3,814
ManpowerGroup, Inc.	10,399	1,009,743
Nielsen Holdings PLC (United Kingdom)	13,609	276,263
Pitney Bowes, Inc.	356	1,435
Robert Half International, Inc.	153	9,662
SP Plus Corp.*	47	1,994
Stantec, Inc. (Canada)	8	226
Steelcase, Inc., Class A	5,774	118,136
Tetra Tech, Inc.	10,132	872,973
Thomson Reuters Corp. (Canada)	10,399	744,568
TransUnion	7,301	625,039
TriNet Group, Inc.*	1,804	102,124
UniFirst Corp.	2,154	435,065
Verisk Analytics, Inc.	330	49,282
Waste Management, Inc.	701	79,886

		8,786,505

Consumer Durables & Apparel — 3.0%
BRP, Inc., sub-voting shares (Canada)	16	729
Fossil Group, Inc.*	6,091	47,997
Garmin Ltd. (Switzerland)	47	4,585
Hanesbrands, Inc.	20,262	300,891
Hasbro, Inc.	5,533	584,340
La-Z-Boy, Inc.	2,491	78,417
Leggett & Platt, Inc.	12,268	623,582
Mohawk Industries, Inc.*	8,577	1,169,731
Newell Brands, Inc.(a)	154,975	2,978,620
Polaris, Inc.	2,796	284,353
PVH Corp.	2,418	254,253
Ralph Lauren Corp.	1,202	140,898
Skyline Champion Corp.*	10,501	332,882
Sonos, Inc.*	9,650	150,733
Steven Madden Ltd.	2,574	110,708
Tempur Sealy International, Inc.*	891	77,570
TopBuild Corp.*	20,762	2,140,147

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Universal Electronics, Inc.*	386	$20,172
VF Corp.(a)	32,100	3,199,086
Whirlpool Corp.	12,087	1,783,195

		14,282,889

Consumer Services — 2.5%
Aramark.	8,284	359,526
BJ’s Restaurants, Inc.	167	6,339
Bloomin’ Brands, Inc.	1,519	33,524
Boyd Gaming Corp.	4,544	136,047
Bright Horizons Family Solutions, Inc.*	144	21,642
Career Education Corp.*	5,587	102,745
Carnival Corp. (Panama)	4,898	248,965
Cheesecake Factory, Inc. (The)	634	24,637
Choice Hotels International, Inc.	3,253	336,458
Cracker Barrel Old Country Store, Inc.	1,087	167,115
Denny’s Corp.*	232	4,612
Dine Brands Global, Inc.	1,370	114,422
Dunkin’ Brands Group, Inc.	1,499	113,234
frontdoor, Inc.*	31,133	1,476,327
Hilton Worldwide Holdings, Inc.	4,196	465,378
Jack in the Box, Inc.	1,012	78,966
Laureate Education, Inc., Class A*	16,523	290,970
Marriott International, Inc., Class A	246	37,252
McDonald’s Corp.	6,279	1,240,793
MGM Resorts International	33,107	1,101,470
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	21,510	1,256,399
Strategic Education, Inc.	3,198	508,162
WW International, Inc.*	33,772	1,290,428
Wyndham Hotels & Resorts, Inc.	1,987	124,803
Yum! Brands, Inc.	21,004	2,115,733

		11,655,947

Energy — 5.5%
Apache Corp.	27,036	691,851
Cactus, Inc., Class A	4,523	155,229
Callon Petroleum Co.*	56,737	274,040
Chevron Corp.(a)	35,266	4,249,906
Core Laboratories NV (Netherlands)	659	24,825
Crescent Point Energy Corp. (Canada)	66,528	297,380
CVR Energy, Inc.	12,379	500,483

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
Devon Energy Corp.	124	$3,220
DHT Holdings, Inc. (Marshall Islands)	13,503	111,805
DMC Global, Inc.	2,036	91,498
Dorian LPG Ltd. (Marshall Islands)*	3,280	50,774
Green Plains, Inc.	7,738	119,397
Halliburton Co.	14,289	349,652
Helix Energy Solutions Group, Inc.*	33,591	323,481
Helmerich & Payne, Inc.	991	45,021
HollyFrontier Corp.(a)	17,084	866,330
Kinder Morgan, Inc.	26,500	561,005
Kosmos Energy Ltd.	63,262	360,593
Marathon Petroleum Corp.(a)	70,867	4,269,737
Nabors Industries Ltd. (Bermuda)	183,324	527,973
National Oilwell Varco, Inc.	48,148	1,206,107
NexTier Oilfield Solutions, Inc.*	17,671	118,396
Nordic American Tankers Ltd. (Bermuda)	10,635	52,324
Oceaneering International, Inc.*	10,863	161,967
Oil States International, Inc.*	4,706	76,755
Patterson-UTI Energy, Inc.	42,101	442,061
PDC Energy, Inc.*	21,448	561,294
Phillips 66(a)	38,836	4,326,719
QEP Resources, Inc.	18,425	82,913
Range Resources Corp.	65,427	317,321
TC Energy Corp. (Canada)	3,559	189,730
TechnipFMC PLC (United Kingdom)	61,947	1,328,144
Valero Energy Corp.(a)	34,618	3,241,976

		25,979,907

Food & Staples Retailing — 0.8%
BJ’s Wholesale Club Holdings, Inc.*	12,007	273,039
Costco Wholesale Corp.	447	131,382
Ingles Markets, Inc., Class A	75	3,563
Kroger Co. (The)	6,205	179,883
Rite Aid Corp.*	5,999	92,805
Sprouts Farmers Market, Inc.*	3,157	61,088
Sysco Corp.	17,350	1,484,119
Walgreens Boots Alliance, Inc.	4,629	272,926
Walmart, Inc.	9,607	1,141,696
Weis Markets, Inc.	212	8,584

		3,649,085

Food, Beverage & Tobacco — 6.0%
Altria Group, Inc.	26,592	1,327,207
Archer-Daniels-Midland Co.	17,087	791,982
Campbell Soup Co.	42,437	2,097,237

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Coca-Cola Co. (The)	16,641	$921,079
Coca-Cola Consolidated, Inc.	516	146,570
Conagra Brands, Inc.	8,866	303,572
Constellation Brands, Inc., Class A	6,288	1,193,148
General Mills, Inc.(a)	113,912	6,101,127
Hershey Co. (The)(a)	22,732	3,341,149
Hostess Brands, Inc.*	4,523	65,764
JM Smucker Co. (The)	3,071	319,783
John B. Sanfilippo & Son, Inc.	997	91,006
Kellogg Co.	17,680	1,222,749
Keurig Dr Pepper, Inc.	8,637	250,041
Kraft Heinz Co. (The)	44,218	1,420,724
McCormick & Co., Inc., non-voting shares(a)	9,455	1,604,797
Molson Coors Beverage Co., Class B	12,812	690,567
Mondelez International, Inc., Class A	17,011	936,966
PepsiCo, Inc.(a)	22,793	3,115,119
Philip Morris International, Inc.	23,568	2,005,401
Pilgrim’s Pride Corp.*	8,396	274,675
Sanderson Farms, Inc.	344	60,620
Simply Good Foods Co. (The)*	3,409	97,293
TreeHouse Foods, Inc.*	3,684	178,674
Tyson Foods, Inc., Class A	439	39,967
Universal Corp.	24	1,369

		28,598,586

Health Care Equipment & Services — 6.3%
ABIOMED, Inc.*	2,415	411,975
Allscripts Healthcare Solutions, Inc.*	9,377	92,035
AmerisourceBergen Corp.(a)	19,341	1,644,372
Cardinal Health, Inc.	5,635	285,018
Centene Corp.*	1,443	90,721
Cigna Corp.	542	110,834
CONMED Corp.	3,433	383,912
CVS Health Corp.(a)	85,979	6,387,380
Danaher Corp.	424	65,076
DaVita, Inc.*	22,612	1,696,578
DENTSPLY SIRONA, Inc.	20,658	1,169,036
Edwards Lifesciences Corp.*	2,204	514,171
HCA Healthcare, Inc.	807	119,283
HealthEquity, Inc.*	2,815	208,507
Henry Schein, Inc.*	9,948	663,731
Hill-Rom Holdings, Inc.	5,243	595,238
HMS Holdings Corp.*	48,956	1,449,098

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Humana, Inc.	3,242	$1,188,258
IDEXX Laboratories, Inc.*	489	127,693
Integer Holdings Corp.*	19,804	1,592,836
Integra LifeSciences Holdings Corp.*	6,129	357,198
Laboratory Corp. of America Holdings*	5,903	998,611
Lantheus Holdings, Inc.*	880	18,049
Magellan Health, Inc.*	1,755	137,329
Masimo Corp.*	2	316
McKesson Corp.	5,314	735,032
MEDNAX, Inc.*	13,099	364,021
Natus Medical, Inc.*	12,394	408,878
NextGen Healthcare, Inc.*	93	1,495
Novocure Ltd. (Jersey)*	15,263	1,286,213
Omnicell, Inc.*	2,134	174,390
Patterson Cos., Inc.	36	737
Quest Diagnostics, Inc.	17,259	1,843,089
Simulations Plus, Inc.	18	523
STAAR Surgical Co.*	182	6,401
STERIS PLC (Ireland)	1,471	224,210
Surgery Partners, Inc.*	73	1,143
Teladoc Health, Inc.*	1,002	83,887
Universal Health Services, Inc., Class B(a)	14,496	2,079,596
Varex Imaging Corp.*	5	149
Veeva Systems, Inc., Class A*	9,142	1,285,914
WellCare Health Plans, Inc.*	1,661	548,479
West Pharmaceutical Services, Inc.	3,353	504,057

		29,855,469

Household & Personal Products — 1.0%
Church & Dwight Co., Inc.	397	27,925
Clorox Co. (The)	755	115,923
Colgate-Palmolive Co.	25,195	1,734,424
Coty, Inc., Class A	77,166	868,118
Edgewell Personal Care Co.*	1,674	51,827
elf Beauty, Inc.*	349	5,629
Kimberly-Clark Corp.	6,513	895,863
Procter & Gamble Co. (The)	8,589	1,072,766

		4,772,475

Materials — 6.1%
Air Products & Chemicals, Inc.	4,761	1,118,787
AK Steel Holding Corp.*	8,973	29,521
Allegheny Technologies, Inc.*	16,018	330,932

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
Ashland Global Holdings, Inc.	9,875	$755,734
Avery Dennison Corp.	2,318	303,241
Balchem Corp.	83	8,435
Ball Corp.	14,078	910,424
Boise Cascade Co.	1,974	72,110
Celanese Corp.	7,388	909,611
CF Industries Holdings, Inc.	38,225	1,824,862
Crown Holdings, Inc.*	2,430	176,272
Domtar Corp.	4,113	157,281
DuPont de Nemours, Inc.	31,656	2,032,315
Eagle Materials, Inc.	5,632	510,597
Eastman Chemical Co.	6,553	519,391
Ecolab, Inc.	3,834	739,924
FMC Corp.	8,509	849,368
Forterra, Inc.*	813	9,398
Graphic Packaging Holding Co.	23,201	386,297
H.B. Fuller Co.	4,089	210,870
Huntsman Corp.	8,737	211,086
Innospec, Inc.	4,793	495,788
Kaiser Aluminum Corp.	1,221	135,397
Kirkland Lake Gold Ltd. (Canada)	5,335	235,113
Koppers Holdings, Inc.*	1,496	57,177
Kraton Corp.*	18,054	457,127
Kronos Worldwide, Inc.	9	121
Linde PLC (Ireland)	260	55,354
LyondellBasell Industries NV, Class A (Netherlands)	20,463	1,933,344
Martin Marietta Materials, Inc.	2,365	661,349
Mosaic Co. (The)	5,642	122,093
Myers Industries, Inc.	25	417
Neenah, Inc.	562	39,582
NewMarket Corp.	822	399,919
Nucor Corp.	11,836	666,130
Packaging Corp. of America	16,615	1,860,714
PolyOne Corp.	8,828	324,782
PPG Industries, Inc.	18,250	2,436,193
Reliance Steel & Aluminum Co.	11,774	1,410,054
Royal Gold, Inc.	3,761	459,782
RPM International, Inc.	1,031	79,140
Schweitzer-Mauduit International, Inc.	1,391	58,408
Scotts Miracle-Gro Co. (The)	2,829	300,383
Sherwin-Williams Co. (The)	3,475	2,027,802
Summit Materials, Inc., Class A*	26,101	623,814

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
Trinseo SA (Luxembourg)	420	$15,628
Vulcan Materials Co.	1,630	234,704
Westrock Co.	17,954	770,406
Wheaton Precious Metals Corp. (Canada)	15,067	448,243
Worthington Industries, Inc.	397	16,745
Yamana Gold, Inc. (Canada)	104,322	412,072

		28,804,237

Media & Entertainment — 3.3%
Activision Blizzard, Inc.(a)	69,359	4,121,312
AMC Entertainment Holdings, Inc., Class A	16,657	120,597
AMC Networks, Inc., Class A*	289	11,416
Cable One, Inc.	40	59,539
Cargurus, Inc.*	1,105	38,874
Charter Communications, Inc., Class A(a)*	7,712	3,740,937
Cinemark Holdings, Inc.	4,042	136,822
Comcast Corp., Class A	67,761	3,047,212
Discovery, Inc., Class A*	7,047	230,719
DISH Network Corp., Class A*	16,567	587,632
EverQuote, Inc., Class A*	2,915	100,130
Fox Corp., Class A	5,933	219,936
Interpublic Group of Cos., Inc. (The)	9,773	225,756
MSG Networks, Inc., Class A*	2,040	35,496
News Corp., Class A	9,278	131,191
Omnicom Group, Inc.	13,826	1,120,183
Take-Two Interactive Software, Inc.*	7,580	928,019
TechTarget, Inc.*	161	4,202
TEGNA, Inc.	7,570	126,343
TripAdvisor, Inc.	5,548	168,548
ViacomCBS, Inc., Class B	10,544	442,532
Yelp, Inc.*	2,928	101,982

		15,699,378

Pharmaceuticals, Biotechnology & Life Sciences — 5.5%
Alexion Pharmaceuticals, Inc.*	6,340	685,671
Amgen, Inc.	7,009	1,689,660
Anika Therapeutics, Inc.*	1,001	51,902
Arrowhead Pharmaceuticals, Inc.*	32,255	2,045,935
Bausch Health Cos, Inc. (Canada)*	6,632	198,429
Biogen, Inc.*	3,644	1,081,284
Bio-Rad Laboratories, Inc., Class A*	1,760	651,253
Bristol-Myers Squibb Co.(a)	119,300	7,657,867
Bruker Corp.	1,427	72,734

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
ChemoCentryx, Inc.*	1,051	$41,567
Clovis Oncology, Inc.*	8,615	89,811
Coherus Biosciences, Inc.*	9,786	176,197
Corcept Therapeutics, Inc.*	1,796	21,732
Eagle Pharmaceuticals, Inc.*	3,941	236,775
Enanta Pharmaceuticals, Inc.*	437	26,998
Exelixis, Inc.*	3,779	66,586
FibroGen, Inc.*	1,633	70,039
Gilead Sciences, Inc.(a)	21,810	1,417,214
ImmunoGen, Inc.*	7,532	38,451
Incyte Corp.*	3,389	295,927
Innoviva, Inc.*	712	10,082
Ionis Pharmaceuticals, Inc.*	2,242	135,439
Ironwood Pharmaceuticals, Inc.*	10,232	136,188
Johnson & Johnson	8,249	1,203,282
Medpace Holdings, Inc.(a) *	22,406	1,883,448
Merck & Co., Inc.	21,459	1,951,696
Mettler-Toledo International, Inc.*	203	161,036
Mylan NV (Netherlands)*	6,532	131,293
Natera, Inc.*	5,412	182,330
Neurocrine Biosciences, Inc.*	1,653	177,681
Pacira BioSciences, Inc.*	791	35,832
Pfizer, Inc.	59,542	2,332,856
Portola Pharmaceuticals, Inc.*	1,471	35,127
Provention Bio, Inc.*	278	4,142
QIAGEN NV (Netherlands)*	2,558	86,460
Supernus Pharmaceuticals, Inc.*	624	14,801
United Therapeutics Corp.*	5,837	514,123
Vanda Pharmaceuticals, Inc.*	15,147	248,562

		25,860,410

Retailing — 7.7%
Aaron’s, Inc.	1,274	72,758
Advance Auto Parts, Inc.	3,490	558,958
American Eagle Outfitters, Inc.	5,973	87,803
Asbury Automotive Group, Inc.*	3,206	358,399
AutoNation, Inc.*	7,290	354,513
AutoZone, Inc.*	2,257	2,688,787
Best Buy Co., Inc.(a)	24,368	2,139,510
Booking Holdings, Inc.*	715	1,468,417
Burlington Stores, Inc.*	657	149,816
Camping World Holdings, Inc., Class A	5,044	74,349
Children’s Place, Inc. (The)	2,516	157,300

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Retailing — (Continued)
Designer Brands, Inc., Class A	1,865	$29,355
Dollar General Corp.(a)	22,349	3,485,997
eBay, Inc.(a)	118,955	4,295,465
Expedia Group, Inc.	2,840	307,118
Gap, Inc. (The)	15,858	280,369
Genesco, Inc.*	1,101	52,760
Genuine Parts Co.	2,689	285,652
Group 1 Automotive, Inc.	11,199	1,119,900
Groupon, Inc.*	9,076	21,692
Home Depot, Inc. (The)(a)	18,489	4,037,628
Kohl’s Corp.	1,976	100,677
LKQ Corp.*	27,129	968,505
Lowe’s Cos., Inc.(a)	13,560	1,623,946
Murphy USA, Inc.*	532	62,244
Penske Automotive Group, Inc.	266	13,359
Pool Corp.	2,017	428,370
Qurate Retail, Inc.*	31,785	267,948
RH*	8,988	1,918,938
Ross Stores, Inc.	2	233
Sally Beauty Holdings, Inc.*	3,808	69,496
Signet Jewelers Ltd. (Bermuda)	32,070	697,202
Sleep Number Corp.*	5,299	260,923
Sonic Automotive, Inc., Class A	4,608	142,848
Stamps.com, Inc.*	5,211	435,223
Target Corp.(a)	45,030	5,773,296
TJX Cos., Inc. (The)	2,932	179,028
Tractor Supply Co.	13,118	1,225,746
Zumiez, Inc.*	9,660	333,656

		36,528,184

Semiconductors & Semiconductor Equipment — 4.9%
Amkor Technology, Inc.*	11,249	146,237
Analog Devices, Inc.	117	13,904
Applied Materials, Inc.(a)	89,637	5,471,442
Brooks Automation, Inc.	1,542	64,702
Cirrus Logic, Inc.*	3,047	251,103
Cree, Inc.*	1,458	67,287
Diodes, Inc.*	13,770	776,215
Impinj, Inc.*	1,929	49,884
Intel Corp.(a)	26,610	1,592,609
KLA Corp.	8,611	1,534,222
Lam Research Corp.(a)	11,513	3,366,401
Lattice Semiconductor Corp.*	31,621	605,226
Micron Technology, Inc.(a)*	6,986	375,707

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Qorvo, Inc.(a)*	36,342	$4,224,031
Skyworks Solutions, Inc.	6,906	834,797
SMART Global Holdings, Inc. (Cayman Islands)*	6,330	240,160
Teradyne, Inc.	19,749	1,346,684
Texas Instruments, Inc.	7,884	1,011,438
Ultra Clean Holdings, Inc.*	5,986	140,491
Universal Display Corp.	4,231	871,882

		22,984,422

Software & Services — 8.3%
Accenture PLC, Class A (Ireland)	22,074	4,648,122
Alarm.com Holdings, Inc.*	1,838	78,979
Alliance Data Systems Corp.	343	38,485
Alteryx, Inc., Class A*	18,803	1,881,616
Amdocs, Ltd. (Guernsey)	5,125	369,974
ANSYS, Inc.*	3	772
Appfolio, Inc., Class A*	7,543	829,353
Aspen Technology, Inc.*	17,356	2,098,861
Blackbaud, Inc.	9,969	793,532
Broadridge Financial Solutions, Inc.	9,321	1,151,516
CACI International, Inc., Class A*	1,916	478,981
Cadence Design Systems, Inc.*	278	19,282
Cardtronics PLC, Class A (United Kingdom)*	1,218	54,384
CommVault Systems, Inc.*	2,723	121,555
CSG Systems International, Inc.	2,394	123,961
Digital Turbine, Inc.*	1,849	13,183
Euronet Worldwide, Inc.*	945	148,894
Fair Isaac Corp.(a)*	2,262	847,526
Fidelity National Information Services, Inc.	1,141	158,702
FleetCor Technologies, Inc.*	8,358	2,404,764
Gartner, Inc.*	70	10,787
Globant SA (Luxembourg)*	4,455	472,453
GoDaddy, Inc., Class A*	7,224	490,654
International Business Machines Corp.(a)	33,907	4,544,894
j2 Global, Inc.	8	750
Jack Henry & Associates, Inc.	1,771	257,982
KBR, Inc.	18,579	566,660
Leidos Holdings, Inc.	14,067	1,377,019
Manhattan Associates, Inc.*	8,655	690,236
ManTech International Corp., Class A	1,559	124,533
Microsoft Corp.	10,665	1,681,871

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Model N, Inc.*	1,339	$46,959
NIC, Inc.	1,550	34,643
NortonLifeLock, Inc.	6,458	164,808
Nuance Communications, Inc.(a)*	81,861	1,459,582
Open Text Corp. (Canada)	1,976	87,082
Oracle Corp.	30,489	1,615,307
Paychex, Inc.	1,978	168,249
Paycom Software, Inc.*	2	530
Paylocity Holding Corp.*	2,431	293,713
Perspecta, Inc.	13,873	366,802
Progress Software Corp.	3	125
Qualys, Inc.*	16,278	1,357,097
Sabre Corp.	14,170	317,975
Science Applications International Corp.	568	49,427
SecureWorks Corp., Class A*	51	850
SPS Commerce, Inc.*	21,026	1,165,261
Square, Inc., Class A*	19,188	1,200,401
SS&C Technologies Holdings, Inc.	10,216	627,262
Synopsys, Inc.*	1,747	243,182
TTEC Holdings, Inc.	434	17,195
Verint Systems, Inc.*	5,086	281,561
VeriSign, Inc.*	3,696	712,145
Visa, Inc., Class A	3,359	631,156
VMware, Inc., Class A*	756	114,753
Western Union Co. (The)	67,619	1,810,837

		39,247,183

Technology Hardware & Equipment — 7.4%
Acacia Communications, Inc.(a)*	22,747	1,542,474
Amphenol Corp., Class A	2,603	281,723
Anixter International, Inc.*	863	79,482
Apple, Inc.(a)	47,240	13,872,026
Arista Networks, Inc.*	2,231	453,785
Avnet, Inc.	1,546	65,612
Belden, Inc.	7,539	414,645
CDW Corp.	3,917	559,504
Ciena Corp.*	9,001	384,253
Cisco Systems, Inc.	38,366	1,840,033
Coherent, Inc.*	989	164,520
Comtech Telecommunications Corp.	298	10,576
Diebold Nixdorf, Inc.*	49,422	521,896
EchoStar Corp., Class A*	15,012	650,170
ePlus, Inc.*	4	337

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
F5 Networks, Inc.*	230	$32,120
Hewlett Packard Enterprise Co.(a)	77,852	1,234,733
HP, Inc.	31,846	654,435
Itron, Inc.*	6,725	564,564
Jabil, Inc.	1,634	67,533
Juniper Networks, Inc.	5,467	134,652
KEMET Corp.	2,478	67,030
Keysight Technologies, Inc.(a)*	11,971	1,228,584
Lumentum Holdings, Inc.*	1,974	156,538
Methode Electronics, Inc.	536	21,092
Motorola Solutions, Inc.	4,331	697,897
NCR Corp.*	25,752	905,440
NetApp, Inc.	1,340	83,415
OSI Systems, Inc.*	2,663	268,271
Rogers Corp.*	531	66,232
Seagate Technology PLC (Ireland)	11,280	671,160
SYNNEX Corp.	230	29,624
TE Connectivity Ltd. (Switzerland)	41,263	3,954,646
Tech Data Corp.*	2,336	335,450
TTM Technologies, Inc.*	8,811	132,606
Viavi Solutions, Inc.*	6,326	94,890
Vishay Intertechnology, Inc.	2,084	44,368
Xerox Holdings Corp.(a)	59,866	2,207,259
Zebra Technologies Corp., Class A*	1,878	479,716

		34,973,291

Telecommunication Services — 1.9%
AT&T, Inc.(a)	154,549	6,039,775
BCE, Inc. (Canada)	385	17,845
CenturyLink, Inc.	15,988	211,201
Intelsat SA (Luxembourg)*	37,972	266,943
Iridium Communications, Inc.*	7,965	196,258
Verizon Communications, Inc.	35,944	2,206,962

		8,938,984

Transportation — 4.3%
Alaska Air Group, Inc.	14,149	958,595
Allegiant Travel Co.	152	26,454
American Airlines Group, Inc.	13,451	385,775
ArcBest Corp.	2,173	59,975
CH Robinson Worldwide, Inc.	7,671	599,872
CSX Corp.(a)	36,638	2,651,126
Delta Air Lines, Inc.	15,704	918,370
Echo Global Logistics, Inc.*	1,046	21,652
Expeditors International of Washington, Inc.	5,824	454,388

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Transportation — (Continued)
Hub Group, Inc., Class A*	6,173	$316,613
JB Hunt Transport Services, Inc.	5,639	658,522
JetBlue Airways Corp.*	34,956	654,376
Kansas City Southern(a)	16,764	2,567,574
Kirby Corp.*	758	67,864
Landstar System, Inc.	9,919	1,129,477
Norfolk Southern Corp.	1,965	381,465
Old Dominion Freight Line, Inc.	2,281	432,888
Schneider National, Inc., Class B	24,115	526,189
Southwest Airlines Co.(a)	79,059	4,267,605
Union Pacific Corp.	4,583	828,561
United Airlines Holdings, Inc.*	14,343	1,263,475
XPO Logistics, Inc.*	15,331	1,221,881

		20,392,697

Utilities — 1.0%
CMS Energy Corp.	5,437	341,661
Evergy, Inc.	14,316	931,828
NRG Energy, Inc.	39,698	1,577,996
OGE Energy Corp.	2,384	106,016
Sempra Energy	1,921	290,993
Southern Co. (The)	23,664	1,507,397
Vistra Energy Corp.	1,085	24,944

		4,780,835

TOTAL COMMON STOCKS (Cost $363,533,938)		450,104,993

TOTAL LONG POSITIONS - 95.3%		$450,104,993

(Cost $363,533,938)

SHORT POSITIONS — 0.0%

COMMON STOCKS — 0.0%
Materials — (0.0)%
A. Schulman, Inc. CVR(b)*	(10,821)	(5,659)

TOTAL COMMON STOCK (Proceeds $21,642)		(5,659)

TOTAL SECURITES SOLD SHORT - 0.0%		(5,659)

(Proceeds $21,642)

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.7%		22,110,623

NET ASSETS - 100.0%		$472,209,957

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
(b)	Security is fair valued by the Adviser under direction of the Board of Trustees.
*	Non-income producing.

CVR	Contingent Value Rights
PLC	Public Limited Company

Over-the-counter total return swaps outstanding as of December 31, 2019.

The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures on August 27, 2024, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 3.7% of net assets.

The following table represents the individual long and short positions and related values of total return swaps as of December 31, 2019:

Total Return Swaps

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Long

Automobiles & Components
American Axle & Manufacturing Holdings, Inc.	Morgan Stanley	65,857	$684,008	$708,621	$26,554
BorgWarner, Inc.	Morgan Stanley	53,258	1,750,149	2,310,332	580,361
Fiat Chrysler Automobiles NV (Netherlands)	Morgan Stanley	37,749	568,361	554,533	(12,217)
Ford Motor Co.	Morgan Stanley	185,871	1,683,134	1,728,600	77,439
Garrett Motion, Inc.	Morgan Stanley	16,045	161,481	160,290	(736)
General Motors Co.	Morgan Stanley	71,475	2,620,895	2,615,985	28,282
Gentherm, Inc.	Morgan Stanley	6,303	228,104	279,790	52,333
Harley-Davidson, Inc.	Morgan Stanley	10,229	365,937	380,416	19,283
Magna International, Inc. (Canada)	Morgan Stanley	3,991	196,716	218,866	26,238
Visteon Corp.	Morgan Stanley	5,727	524,065	495,901	(26,679)
Winnebago Industries, Inc.	Morgan Stanley	1,568	73,624	83,073	11,007

		458,073	8,856,474	9,536,407	781,865

Capital Goods
3M Co.	Morgan Stanley	29,402	4,711,343	5,187,101	537,719
A.O. Smith Corp.	Morgan Stanley	6,755	315,559	321,808	7,142
Acuity Brands, Inc.	Morgan Stanley	1,521	178,552	209,898	38,426
AECOM	Morgan Stanley	8,561	367,520	369,236	2,756
Aerojet Rocketdyne Holdings, Inc.	Morgan Stanley	9,270	422,068	423,268	2,002
Albany International Corp., Class A	Morgan Stanley	3,338	273,424	253,421	(18,579)
Allegion PLC (Ireland)	Morgan Stanley	6,511	764,644	810,880	50,049
AMETEK, Inc.	Morgan Stanley	17,709	1,551,466	1,766,296	223,680
Arconic, Inc.	Morgan Stanley	9,994	292,642	307,515	15,757
Armstrong World Industries, Inc.	Morgan Stanley	6,513	606,392	612,027	8,491

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Capital Goods — (continued)
Atkore International Group, Inc.	Morgan Stanley	3,762	$154,646	$152,210	$(2,000)
AZZ, Inc.	Morgan Stanley	107	4,973	4,917	(47)
Bloom Energy Corp., Class A	Morgan Stanley	21,028	135,204	157,079	22,255
Builders FirstSource, Inc.	Morgan Stanley	8,880	179,584	225,641	46,563
Carlisle Cos., Inc.	Morgan Stanley	5,322	834,400	861,312	31,166
Caterpillar, Inc.	Morgan Stanley	34,538	4,335,134	5,100,572	797,731
Columbus McKinnon Corp.	Morgan Stanley	223	8,856	8,927	91
Continental Building Products, Inc.	Morgan Stanley	8,803	222,737	320,693	99,337
Crane Co.	Morgan Stanley	1,158	84,465	100,028	16,703
Csw Industrials, Inc.	Morgan Stanley	4	308	308	(3)
Cummins, Inc.	Morgan Stanley	1,473	225,712	263,608	40,465
Curtiss-Wright Corp.	Morgan Stanley	2,009	277,832	283,048	6,241
Dover Corp.	Morgan Stanley	17,510	1,787,336	2,018,203	244,522
Eaton Corp. PLC (Ireland)	Morgan Stanley	5,797	486,364	549,092	66,809
EMCOR Group, Inc.	Morgan Stanley	3,884	348,377	335,189	(12,202)
Emerson Electric Co.	Morgan Stanley	37,128	2,536,700	2,831,381	314,412
Fortune Brands Home & Security, Inc.	Morgan Stanley	3,294	214,675	215,230	1,161
Foundation Building Materials, Inc.	Morgan Stanley	5,074	92,078	98,182	6,361
Gardner Denver Holdings, Inc.	Morgan Stanley	1	31	37	1
General Dynamics Corp.	Morgan Stanley	1,371	240,115	241,776	2,340
Gibraltar Industries, Inc.	Morgan Stanley	2,004	105,252	101,082	(3,875)
GMS, Inc.	Morgan Stanley	10,533	302,256	285,234	(16,829)
Gorman-Rupp Co. (The)	Morgan Stanley	10	378	375	(6)
GrafTech International Ltd.	Morgan Stanley	47,804	543,120	555,482	21,910
Griffon Corp.	Morgan Stanley	442	9,466	8,986	(446)
Harsco Corp.	Morgan Stanley	6,353	121,616	146,182	25,109
HD Supply Holdings, Inc.	Morgan Stanley	4,746	190,017	190,884	1,403
HEICO Corp.	Morgan Stanley	1,907	230,069	217,684	(11,735)
Herc Holdings, Inc.	Morgan Stanley	8,799	336,877	430,623	96,608
Hexcel Corp.	Morgan Stanley	3,956	294,871	290,014	(3,632)
Hillenbrand, Inc.	Morgan Stanley	8,465	242,906	281,969	43,324
Honeywell International, Inc.	Morgan Stanley	8,958	1,496,193	1,585,566	101,127
IDEX Corp.	Morgan Stanley	5,085	809,556	874,620	68,772
Illinois Tool Works, Inc.	Morgan Stanley	3,941	583,758	707,922	133,573
Ingersoll-Rand PLC (Ireland)	Morgan Stanley	4,961	638,475	659,416	25,381
ITT, Inc.	Morgan Stanley	1,151	80,893	85,070	4,558
Jacobs Engineering Group, Inc.	Morgan Stanley	1,795	158,398	161,245	3,404
Kaman Corp.	Morgan Stanley	1,226	80,103	80,818	1,111
Lockheed Martin Corp.	Morgan Stanley	1,479	557,016	575,893	23,888
Manitowoc Co., Inc. (The)	Morgan Stanley	34,201	406,861	598,518	192,893
Masco Corp.	Morgan Stanley	22,820	1,051,610	1,095,132	46,507
MasTec, Inc.	Morgan Stanley	10,769	701,453	690,939	(10,224)
MRC Global, Inc.	Morgan Stanley	28,320	364,673	386,285	22,644
Mueller Industries, Inc.	Morgan Stanley	2,009	63,034	63,786	1,074
Navistar International Corp.	Morgan Stanley	33,911	733,576	981,384	253,773
Northrop Grumman Corp.	Morgan Stanley	6,442	2,246,937	2,215,855	(18,081)
NOW, Inc.	Morgan Stanley	4,457	50,677	50,097	(441)

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Capital Goods — (continued)
Oshkosh Corp.	Morgan Stanley	1,978	$178,152	$187,218	$9,666
Owens Corning	Morgan Stanley	1,172	72,247	76,321	4,275
PACCAR, Inc.	Morgan Stanley	2,298	182,765	181,772	4,370
Parker-Hannifin Corp.	Morgan Stanley	5,897	949,240	1,213,721	272,364
Pentair PLC (Ireland)	Morgan Stanley	2,034	93,075	93,300	485
Powell Industries, Inc.	Morgan Stanley	44	2,183	2,156	(25)
Quanex Building Products Corp.	Morgan Stanley	230	4,284	3,928	(344)
Raytheon Co.	Morgan Stanley	6,203	1,338,909	1,363,047	27,939
Regal Beloit Corp.	Morgan Stanley	10,995	776,582	941,282	173,057
Rexnord Corp.	Morgan Stanley	31,575	801,522	1,029,977	230,729
Rockwell Automation, Inc.	Morgan Stanley	5,890	1,162,132	1,193,726	34,893
Simpson Manufacturing Co., Inc.	Morgan Stanley	2,968	237,823	238,123	1,632
SiteOne Landscape Supply, Inc.	Morgan Stanley	3,998	358,214	362,419	5,219
Snap-on, Inc.	Morgan Stanley	7,791	1,219,834	1,319,795	112,645
Spirit AeroSystems Holdings, Inc., Class A	Morgan Stanley	844	62,182	61,511	(498)
SPX Corp.	Morgan Stanley	2,704	115,038	137,580	22,884
SPX FLOW, Inc.	Morgan Stanley	19,688	685,003	962,153	279,092
Stanley Black & Decker, Inc.	Morgan Stanley	8,748	1,191,181	1,449,894	268,268
Systemax, Inc.	Morgan Stanley	6,796	150,371	170,987	22,012
Tennant Co.	Morgan Stanley	69	5,404	5,376	(16)
Terex Corp.	Morgan Stanley	6,748	193,091	200,955	8,645
Thermon Group Holdings, Inc.	Morgan Stanley	324	8,606	8,683	98
Timken Co. (The)	Morgan Stanley	16,477	661,914	927,820	272,809
TransDigm Group, Inc.	Morgan Stanley	2,349	1,336,347	1,315,440	56,792
Tutor Perini Corp.	Morgan Stanley	896	12,028	11,523	(475)
United Rentals, Inc.	Morgan Stanley	14,472	1,544,022	2,413,495	875,280
United Technologies Corp.	Morgan Stanley	22,593	3,029,465	3,383,528	378,698
Universal Forest Products, Inc.	Morgan Stanley	2,512	122,527	119,822	(2,360)
Valmont Industries, Inc.	Morgan Stanley	737	103,023	110,388	8,019
Wabash National Corp.	Morgan Stanley	308	4,475	4,525	80
WABCO Holdings, Inc.	Morgan Stanley	534	71,970	72,357	588
Watts Water Technologies, Inc., Class A	Morgan Stanley	442	40,883	44,094	3,424
Welbilt, Inc.	Morgan Stanley	121	1,895	1,889	(5)
Wesco Aircraft Holdings, Inc.	Morgan Stanley	720	7,933	7,934	19
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	7,862	616,616	611,664	(2,991)
Woodward, Inc.	Morgan Stanley	173	20,514	20,490	30
Xylem, Inc.	Morgan Stanley	1,206	94,039	95,021	1,245

		727,880	51,508,667	57,693,858	6,619,682

Commercial & Professional Services
ASGN, Inc.	Morgan Stanley	2,858	170,259	202,832	36,069
Barrett Business Services, Inc.	Morgan Stanley	5	449	452	—
CBIZ, Inc.	Morgan Stanley	96	2,590	2,588	1
Cintas Corp.	Morgan Stanley	4,060	1,068,294	1,092,465	29,996
Clean Harbors, Inc.	Morgan Stanley	4,320	340,813	370,440	30,592

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Commercial & Professional Services — (continued)
Deluxe Corp.	Morgan Stanley	3,762	$192,850	$187,799	$(3,878)
Ennis, Inc.	Morgan Stanley	29	625	628	—
FTI Consulting, Inc.	Morgan Stanley	299	32,289	33,087	886
Heidrick & Struggles International, Inc.	Morgan Stanley	3,485	89,175	113,263	25,357
Herman Miller, Inc.	Morgan Stanley	918	38,857	38,235	(516)
Huron Consulting Group, Inc.	Morgan Stanley	51	3,491	3,505	20
Kforce, Inc.	Morgan Stanley	58	2,310	2,303	(5)
Kimball International, Inc., Class B	Morgan Stanley	178	3,775	3,679	(74)
Knoll, Inc.	Morgan Stanley	128	3,255	3,233	(16)
ManpowerGroup, Inc.	Morgan Stanley	5,204	450,134	505,308	61,893
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	11,920	239,792	241,976	3,127
Pitney Bowes, Inc.	Morgan Stanley	268	1,066	1,080	13
Republic Services, Inc.	Morgan Stanley	7,935	681,220	711,214	39,770
Robert Half International, Inc.	Morgan Stanley	28,086	1,544,789	1,773,631	244,507
SP Plus Corp.	Morgan Stanley	39	1,664	1,655	(9)
Stantec, Inc. (Canada)	Morgan Stanley	7	198	198	(3)
Steelcase, Inc., Class A	Morgan Stanley	5,022	96,073	102,750	7,559
Tetra Tech, Inc.	Morgan Stanley	1,232	106,566	106,149	(99)
TransUnion	Morgan Stanley	5,704	466,899	488,319	23,047
TriNet Group, Inc.	Morgan Stanley	1,473	84,492	83,387	(1,047)
UniFirst Corp.	Morgan Stanley	64	12,142	12,927	828
Waste Management, Inc.	Morgan Stanley	756	85,942	86,154	839

		87,957	5,720,009	6,169,257	498,857

Consumer Durables & Apparel
BRP, Inc., sub-voting shares (Canada)	Morgan Stanley	21	963	957	(6)
Fossil Group, Inc.	Morgan Stanley	12,258	147,096	96,593	(52,598)
Garmin Ltd. (Switzerland)	Morgan Stanley	1,875	157,331	182,925	28,888
Hanesbrands, Inc.	Morgan Stanley	22,828	348,626	338,996	(6,824)
La-Z-Boy, Inc.	Morgan Stanley	556	17,071	17,503	733
Leggett & Platt, Inc.	Morgan Stanley	13,223	680,884	672,125	(4,881)
Mattel, Inc.	Morgan Stanley	120,172	1,105,582	1,628,331	525,886
Mohawk Industries, Inc.	Morgan Stanley	7,566	1,048,191	1,031,851	(13,365)
Newell Brands, Inc.	Morgan Stanley	26	499	500	(2)
Polaris, Inc.	Morgan Stanley	2,278	224,186	231,673	9,130
PVH Corp.	Morgan Stanley	13,342	977,710	1,402,911	428,981
Ralph Lauren Corp.	Morgan Stanley	3,346	285,815	392,218	125,291
Skyline Champion Corp.	Morgan Stanley	5,409	161,315	171,465	10,604
Steven Madden Ltd.	Morgan Stanley	2,229	94,435	95,869	1,888
Tempur Sealy International, Inc.	Morgan Stanley	732	61,529	63,728	2,370
TopBuild Corp.	Morgan Stanley	656	64,259	67,620	3,540
Universal Electronics, Inc.	Morgan Stanley	318	17,965	16,619	(1,300)
Whirlpool Corp.	Morgan Stanley	3,749	556,790	553,090	(1,047)

		210,584	5,950,247	6,964,974	1,057,288

Consumer Services
Aramark	Morgan Stanley	10,680	459,337	463,512	5,529
BJ’s Restaurants, Inc.	Morgan Stanley	7,317	258,048	277,753	21,727

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Consumer Services — (continued)
Bloomin’ Brands, Inc.	Morgan Stanley	20,916	$352,032	$461,616	$112,447
Boyd Gaming Corp.	Morgan Stanley	13,298	367,621	398,142	32,507
Bright Horizons Family Solutions, Inc.	Morgan Stanley	118	17,821	17,734	(40)
Career Education Corp.	Morgan Stanley	12,040	202,776	221,416	18,604
Carnival Corp. (Panama)	Morgan Stanley	32,035	1,377,565	1,628,339	316,248
Cheesecake Factory, Inc. (The)	Morgan Stanley	5,759	209,760	223,795	16,661
Cracker Barrel Old Country Store, Inc.	Morgan Stanley	1,288	203,821	198,017	(3,659)
Denny’s Corp.	Morgan Stanley	189	3,748	3,757	16
Dunkin’ Brands Group, Inc.	Morgan Stanley	3,709	283,642	280,178	(1,917)
Everi Holdings, Inc.	Morgan Stanley	14,144	126,730	189,954	63,580
Hilton Worldwide Holdings, Inc.	Morgan Stanley	15,700	1,440,834	1,741,287	306,845
International Game Technology PLC (United Kingdom)	Morgan Stanley	9,531	110,757	142,679	41,462
Jack in the Box, Inc.	Morgan Stanley	1,735	145,455	135,382	(8,943)
Laureate Education, Inc., Class A	Morgan Stanley	13,050	204,779	229,811	25,884
Marriott International, Inc., Class A	Morgan Stanley	200	30,434	30,286	(66)
McDonald’s Corp.	Morgan Stanley	5,875	1,141,443	1,160,959	28,109
MGM Resorts International	Morgan Stanley	26,972	815,505	897,358	89,438
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	3,792	189,884	221,491	32,142
Scientific Games Corp.	Morgan Stanley	51,142	859,186	1,369,583	512,835
Strategic Education, Inc.	Morgan Stanley	3,064	430,856	486,870	58,140
Wyndham Hotels & Resorts, Inc.	Morgan Stanley	1,629	87,857	102,317	16,738
Yum! Brands, Inc.	Morgan Stanley	421	42,448	42,407	76

		254,604	9,362,339	10,924,643	1,684,363

Energy
Antero Resources Corp.	Morgan Stanley	64,385	160,794	183,497	26,736
Apache Corp.	Morgan Stanley	56,941	1,191,768	1,457,120	293,078
Cactus, Inc., Class A	Morgan Stanley	8,547	223,811	293,333	71,073
Callon Petroleum Co.	Morgan Stanley	42,223	174,989	203,937	30,190
Chevron Corp.	Morgan Stanley	27,068	3,091,821	3,261,965	210,785
ConocoPhillips	Morgan Stanley	95,099	4,848,147	6,184,288	1,425,691
Core Laboratories NV (Netherlands)	Morgan Stanley	7,374	274,891	277,778	5,787
Crescent Point Energy Corp. (Canada)	Morgan Stanley	50,415	161,851	225,355	65,125
CVR Energy, Inc.	Morgan Stanley	15,070	629,647	609,280	(8,356)
Devon Energy Corp.	Morgan Stanley	78,927	1,664,923	2,049,734	411,194
DHT Holdings, Inc. (Marshall Islands)	Morgan Stanley	17,363	128,721	143,766	15,894
DMC Global, Inc.	Morgan Stanley	3,683	165,647	165,514	781
Dorian LPG Ltd. (Marshall Islands)	Morgan Stanley	2,843	39,540	44,010	4,578
Green Plains, Inc.	Morgan Stanley	7,010	106,587	108,164	1,876
Halliburton Co.	Morgan Stanley	54,355	1,067,944	1,330,067	275,526
Helix Energy Solutions Group, Inc.	Morgan Stanley	1	8	10	(2)
Helmerich & Payne, Inc.	Morgan Stanley	54,913	2,008,820	2,494,698	537,773
HollyFrontier Corp.	Morgan Stanley	20,656	891,306	1,047,466	165,918
Kinder Morgan, Inc.	Morgan Stanley	1,584	30,483	33,533	3,391
Kosmos Energy Ltd.	Morgan Stanley	55,582	364,057	316,817	(44,621)

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Energy — (continued)
Marathon Petroleum Corp.	Morgan Stanley	3,310	$176,857	$199,428	$24,671
Nabors Industries Ltd. (Bermuda)	Morgan Stanley	478,458	836,277	1,377,959	552,079
National Oilwell Varco, Inc.	Morgan Stanley	30,726	652,239	769,686	126,472
NexTier Oilfield Solutions, Inc.	Morgan Stanley	25,607	135,577	171,567	36,372
Nordic American Tankers Ltd. (Bermuda)	Morgan Stanley	10,187	40,608	50,120	9,683
Oceaneering International, Inc.	Morgan Stanley	9,156	123,935	136,516	12,951
Oil States International, Inc.	Morgan Stanley	19,627	263,665	320,116	57,197
Patterson-UTI Energy, Inc.	Morgan Stanley	125,918	1,039,912	1,322,139	296,916
PDC Energy, Inc.	Morgan Stanley	19,017	456,852	497,675	42,118
Phillips 66.	Morgan Stanley	32,339	3,785,577	3,602,888	(156,800)
QEP Resources, Inc.	Morgan Stanley	15,035	43,825	67,658	27,138
Range Resources Corp.	Morgan Stanley	149,859	527,698	726,816	206,696
TC Energy Corp. (Canada)	Morgan Stanley	2,821	142,474	150,388	9,683
TechnipFMC PLC (United Kingdom)	Morgan Stanley	44,749	1,053,815	959,419	(93,138)
Valero Energy Corp.	Morgan Stanley	16,719	1,221,422	1,565,734	362,835

		1,647,567	27,726,488	32,348,441	5,007,290

Food & Staples Retailing
Costco Wholesale Corp.	Morgan Stanley	866	251,459	254,535	4,263
Ingles Markets, Inc., Class A	Morgan Stanley	84	3,944	3,991	54
Rite Aid Corp.	Morgan Stanley	4,886	82,778	75,586	(6,960)
Sprouts Farmers Market, Inc.	Morgan Stanley	21,564	378,448	417,263	40,447
Sysco Corp.	Morgan Stanley	23,080	1,771,142	1,974,263	218,236
Walgreens Boots Alliance, Inc.	Morgan Stanley	119,479	6,092,018	7,044,482	1,030,121
Walmart, Inc.	Morgan Stanley	25,684	2,997,250	3,052,287	75,712
Weis Markets, Inc.	Morgan Stanley	192	7,624	7,774	172

		195,835	11,584,663	12,830,181	1,362,045

Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	68,520	2,981,758	3,419,833	551,376
Archer-Daniels-Midland Co.	Morgan Stanley	41,289	1,774,451	1,913,745	156,302
Campbell Soup Co.	Morgan Stanley	4,817	231,422	238,056	7,329
Coca-Cola Co. (The)	Morgan Stanley	18,151	971,346	1,004,658	42,130
Coca-Cola Consolidated, Inc.	Morgan Stanley	488	133,049	138,616	5,986
Conagra Brands, Inc.	Morgan Stanley	24,011	756,134	822,137	70,261
Constellation Brands, Inc., Class A	Morgan Stanley	5,260	999,714	998,085	4,426
General Mills, Inc.	Morgan Stanley	65	3,436	3,481	51
Hostess Brands, Inc.	Morgan Stanley	3,528	47,399	51,297	4,030
JM Smucker Co. (The)	Morgan Stanley	5,928	614,404	617,283	9,661
John B. Sanfilippo & Son, Inc.	Morgan Stanley	1,174	115,030	107,163	(5,967)
Kellogg Co.	Morgan Stanley	24,070	1,527,169	1,664,681	155,343
Keurig Dr Pepper, Inc.	Morgan Stanley	10,187	293,825	294,914	1,920
Kraft Heinz Co. (The)	Morgan Stanley	155,035	4,069,129	4,981,275	975,540
McCormick & Co., Inc., non-voting shares	Morgan Stanley	7	1,198	1,188	(7)
Molson Coors Beverage Co., Class B	Morgan Stanley	10,541	563,055	568,160	11,671
Mondelez International, Inc., Class A	Morgan Stanley	46,522	2,505,913	2,562,432	86,637

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Food, Beverage & Tobacco — (continued)
PepsiCo, Inc.	Morgan Stanley	4,604	$621,798	$629,229	$11,671
Philip Morris International, Inc.	Morgan Stanley	35,632	2,660,646	3,031,927	450,563
Pilgrim’s Pride Corp.	Morgan Stanley	12,815	392,320	419,243	28,034
Sanderson Farms, Inc.	Morgan Stanley	283	49,587	49,870	420
Simply Good Foods Co. (The)	Morgan Stanley	2,783	66,147	79,427	14,548
TreeHouse Foods, Inc.	Morgan Stanley	3,039	148,809	147,392	(999)
Tyson Foods, Inc., Class A	Morgan Stanley	358	32,514	32,592	166
Universal Corp.	Morgan Stanley	2,537	127,802	144,761	19,801

		481,644	21,688,055	23,921,445	2,600,893

Health Care Equipment & Services
ABIOMED, Inc.	Morgan Stanley	5,168	910,928	881,609	(26,735)
Allscripts Healthcare Solutions, Inc.	Morgan Stanley	88,568	804,633	869,295	66,945
AmerisourceBergen Corp.	Morgan Stanley	299	25,146	25,421	342
Cardinal Health, Inc.	Morgan Stanley	19,453	815,664	983,933	189,308
Centene Corp.	Morgan Stanley	26,437	1,175,328	1,662,094	537,539
Cigna Corp.	Morgan Stanley	34	6,223	6,953	2,504
CONMED Corp.	Morgan Stanley	3,535	395,291	395,319	1,625
CVS Health Corp.	Morgan Stanley	7,578	541,068	562,970	23,468
DaVita, Inc.	Morgan Stanley	23,970	1,416,796	1,798,469	388,535
DENTSPLY SIRONA, Inc.	Morgan Stanley	1,117	63,457	63,211	(32)
Edwards Lifesciences Corp.	Morgan Stanley	3,226	749,969	752,593	4,752
HCA Healthcare, Inc.	Morgan Stanley	694	101,551	102,580	1,314
HealthEquity, Inc.	Morgan Stanley	2,138	113,850	158,362	52,824
Henry Schein, Inc.	Morgan Stanley	23,706	1,460,249	1,581,664	125,561
Hill-Rom Holdings, Inc.	Morgan Stanley	74	7,381	8,401	1,053
Humana, Inc.	Morgan Stanley	1,764	485,230	646,541	163,904
IDEXX Laboratories, Inc.	Morgan Stanley	527	132,742	137,616	6,009
Integer Holdings Corp.	Morgan Stanley	6	427	483	53
Laboratory Corp. of America Holdings	Morgan Stanley	7	1,180	1,184	3
Lantheus Holdings, Inc.	Morgan Stanley	735	14,966	15,075	148
Magellan Health, Inc.	Morgan Stanley	1,918	123,410	150,084	27,021
McKesson Corp.	Morgan Stanley	113	15,670	15,630	—
MEDNAX, Inc.	Morgan Stanley	10,616	275,580	295,019	20,217
Natus Medical, Inc.	Morgan Stanley	833	24,951	27,481	2,595
NextGen Healthcare, Inc.	Morgan Stanley	19,498	297,356	313,333	16,818
Novocure Ltd. (Jersey)	Morgan Stanley	2,745	214,867	231,321	17,061
Omnicell, Inc.	Morgan Stanley	6,884	481,673	562,560	84,177
Patterson Cos., Inc.	Morgan Stanley	29	591	594	4
Quest Diagnostics, Inc.	Morgan Stanley	916	94,478	97,820	3,659
Simulations Plus, Inc.	Morgan Stanley	15	465	436	(31)
STAAR Surgical Co.	Morgan Stanley	151	5,501	5,311	(179)
STERIS PLC (Ireland)	Morgan Stanley	1,115	157,422	169,948	13,382
Surgery Partners, Inc.	Morgan Stanley	60	933	939	5
Teladoc Health, Inc.	Morgan Stanley	1,061	73,414	88,827	15,630
Universal Health Services, Inc., Class B	Morgan Stanley	351	48,420	50,354	2,302
Varex Imaging Corp.	Morgan Stanley	4,097	105,948	122,132	16,480

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Health Care Equipment & Services — (continued)
Veeva Systems, Inc., Class A	Morgan Stanley	2,609	$376,192	$366,982	$(8,471)
WellCare Health Plans, Inc.	Morgan Stanley	1,456	430,566	480,786	51,440
West Pharmaceutical Services, Inc.	Morgan Stanley	877	125,373	131,839	6,944

		264,380	12,074,889	13,765,169	1,808,174

Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	5,219	373,172	367,104	(3,884)
Clorox Co. (The)	Morgan Stanley	2,157	326,188	331,186	7,163
Colgate-Palmolive Co.	Morgan Stanley	29,260	2,049,894	2,014,258	(18,527)
Coty, Inc., Class A	Morgan Stanley	108,342	1,064,322	1,218,847	176,436
Edgewell Personal Care Co.	Morgan Stanley	3,905	108,129	120,899	13,073
elf Beauty, Inc.	Morgan Stanley	9,151	149,218	147,606	(1,608)
Kimberly-Clark Corp.	Morgan Stanley	18,293	2,410,236	2,516,202	130,373
Procter & Gamble Co. (The)	Morgan Stanley	5,847	709,849	730,290	22,560

		182,174	7,191,008	7,446,392	325,586

Materials
Air Products & Chemicals, Inc.	Morgan Stanley	8,172	1,914,414	1,920,338	19,421
AK Steel Holding Corp.	Morgan Stanley	167,393	347,345	550,723	204,361
Allegheny Technologies, Inc.	Morgan Stanley	30,083	674,040	621,515	(50,614)
Ashland Global Holdings, Inc.	Morgan Stanley	6,114	452,108	467,904	18,008
Avery Dennison Corp.	Morgan Stanley	5,132	668,925	671,368	6,774
Balchem Corp.	Morgan Stanley	68	6,880	6,911	54
Ball Corp.	Morgan Stanley	23,718	1,630,632	1,533,843	(88,846)
Boise Cascade Co.	Morgan Stanley	3,218	122,159	117,553	(2,684)
Celanese Corp.	Morgan Stanley	8,460	1,037,484	1,041,595	9,800
CF Industries Holdings, Inc.	Morgan Stanley	16,214	756,307	774,056	24,130
Crown Holdings, Inc.	Morgan Stanley	12,090	859,454	877,009	19,994
Domtar Corp.	Morgan Stanley	3,430	128,159	131,163	4,903
Dow, Inc.	Morgan Stanley	12,181	501,492	666,666	186,263
DuPont de Nemours, Inc.	Morgan Stanley	76,900	4,915,571	4,936,980	57,642
Eagle Materials, Inc.	Morgan Stanley	178	14,995	16,137	1,217
Eastman Chemical Co.	Morgan Stanley	15,271	1,066,102	1,210,379	161,956
Ecolab, Inc.	Morgan Stanley	4,893	932,216	944,300	16,663
Element Solutions, Inc.	Morgan Stanley	79,422	686,206	927,649	249,358
FMC Corp.	Morgan Stanley	8,900	775,792	888,398	120,934
Forterra, Inc.	Morgan Stanley	696	7,688	8,046	376
Graphic Packaging Holding Co.	Morgan Stanley	38,161	603,178	635,381	36,686
H.B. Fuller Co.	Morgan Stanley	8,458	342,517	436,179	95,985
Huntsman Corp.	Morgan Stanley	13,841	314,350	334,399	24,011
Innospec, Inc.	Morgan Stanley	2,722	225,098	281,564	58,575
International Paper Co.	Morgan Stanley	58,649	2,154,764	2,700,786	585,332
Kaiser Aluminum Corp.	Morgan Stanley	1,191	130,561	132,070	1,876
Kirkland Lake Gold Ltd. (Canada)	Morgan Stanley	4,087	166,323	180,114	14,468
Koppers Holdings, Inc.	Morgan Stanley	4,662	126,497	178,182	52,040
Kraton Corp.	Morgan Stanley	3,097	79,611	78,416	(1,155)
Kronos Worldwide, Inc.	Morgan Stanley	8	107	107	(4)

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Materials — (continued)
Linde PLC (Ireland)	Morgan Stanley	12,592	$2,338,032	$2,680,837	$362,861
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	18,233	1,699,302	1,722,654	37,020
Methanex Corp. (Canada)	Morgan Stanley	7,497	274,990	289,609	21,370
Minerals Technologies, Inc.	Morgan Stanley	7,596	345,998	437,757	96,073
Mosaic Co. (The)	Morgan Stanley	4,602	97,865	99,587	1,996
Myers Industries, Inc.	Morgan Stanley	22	367	367	(3)
Neenah, Inc.	Morgan Stanley	485	35,090	34,159	(794)
NewMarket Corp.	Morgan Stanley	533	248,860	259,315	12,089
Nucor Corp.	Morgan Stanley	27,708	1,363,747	1,559,406	220,295
PolyOne Corp.	Morgan Stanley	4,921	156,991	181,044	26,037
PPG Industries, Inc.	Morgan Stanley	14,774	1,861,307	1,972,181	122,116
Reliance Steel & Aluminum Co.	Morgan Stanley	10,729	1,093,225	1,284,905	200,132
Royal Gold, Inc.	Morgan Stanley	3,070	350,620	375,308	26,107
RPM International, Inc.	Morgan Stanley	6,090	411,540	467,468	63,467
Schweitzer-Mauduit International, Inc.	Morgan Stanley	1,138	49,993	47,785	(1,852)
Scotts Miracle-Gro Co. (The)	Morgan Stanley	2,517	252,730	267,255	17,726
Sherwin-Williams Co. (The)	Morgan Stanley	2,896	1,665,908	1,689,932	30,879
Summit Materials, Inc., Class A	Morgan Stanley	7,791	178,711	186,205	7,997
Trinseo SA (Luxembourg)	Morgan Stanley	21,426	668,725	797,261	138,884
Verso Corp., Class A	Morgan Stanley	29,562	331,981	533,003	201,961
Vulcan Materials Co.	Morgan Stanley	1,263	172,830	181,859	10,078
Westrock Co.	Morgan Stanley	15,246	565,248	654,206	97,049
Wheaton Precious Metals Corp. (Canada)	Morgan Stanley	11,786	325,033	350,634	27,799
Worthington Industries, Inc.	Morgan Stanley	320	13,802	13,498	(269)
Yamana Gold, Inc. (Canada)	Morgan Stanley	41,675	151,109	164,616	14,286

		871,881	36,294,979	39,520,582	3,560,828

Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	1	53	59	3
AMC Entertainment Holdings, Inc., Class A	Morgan Stanley	7,813	63,202	56,566	(5,679)
AMC Networks, Inc., Class A	Morgan Stanley	2,841	134,976	112,220	(25,058)
Cable One, Inc.	Morgan Stanley	83	123,922	123,543	(31)
Cargurus, Inc.	Morgan Stanley	2,420	88,836	85,136	(3,452)
Charter Communications, Inc., Class A	Morgan Stanley	2,488	1,139,145	1,206,879	80,023
Cinemark Holdings, Inc.	Morgan Stanley	8,124	286,922	274,997	(8,741)
Comcast Corp., Class A	Morgan Stanley	31,113	1,369,051	1,399,152	37,233
Discovery, Inc., Class A	Morgan Stanley	11,531	307,046	377,525	71,348
EverQuote, Inc., Class A	Morgan Stanley	3,014	101,021	103,531	2,793
Fox Corp., Class A	Morgan Stanley	84,153	2,678,922	3,119,552	470,286
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	34,013	740,393	785,700	55,054
MSG Networks, Inc., Class A	Morgan Stanley	22,867	395,045	397,886	4,034
Omnicom Group, Inc.	Morgan Stanley	19,438	1,583,749	1,574,867	20,134
QuinStreet, Inc.	Morgan Stanley	8,654	95,281	132,493	37,867
Take-Two Interactive Software, Inc.	Morgan Stanley	5,759	695,627	705,074	11,399

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Media & Entertainment — (continued)
TechTarget, Inc.	Morgan Stanley	129	$3,251	$3,367	$122
TripAdvisor, Inc.	Morgan Stanley	9,688	344,880	294,321	(15,509)
ViacomCBS, Inc., Class B	Morgan Stanley	51,002	2,036,640	2,140,554	123,836
Yelp, Inc.	Morgan Stanley	2,723	91,251	94,842	3,862

		307,854	12,279,213	12,988,264	859,524

Pharmaceuticals, Biotechnology & Life Sciences
Alexion Pharmaceuticals, Inc.	Morgan Stanley	35,895	3,556,950	3,882,044	335,199
Amgen, Inc.	Morgan Stanley	15,412	3,307,063	3,715,371	436,767
Anika Therapeutics, Inc.	Morgan Stanley	1,766	101,928	91,567	(10,076)
Arrowhead Pharmaceuticals, Inc.	Morgan Stanley	1,834	50,225	116,331	66,245
Bausch Health Cos, Inc. (Canada)	Morgan Stanley	11,016	237,639	329,599	94,183
Biogen, Inc.	Morgan Stanley	26,932	5,876,153	7,991,532	2,132,075
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	1,881	620,747	696,026	77,399
Bristol-Myers Squibb Co.	Morgan Stanley	5,530	310,267	354,971	45,582
Bruker Corp.	Morgan Stanley	2,151	105,444	109,636	4,506
Chemocentryx, Inc.	Morgan Stanley	1,469	47,267	58,099	10,962
Clovis Oncology, Inc.	Morgan Stanley	15,943	189,426	166,206	(22,686)
Coherus Biosciences, Inc.	Morgan Stanley	10,673	195,786	192,167	(3,066)
Corcept Therapeutics, Inc.	Morgan Stanley	3,028	38,552	36,639	(1,807)
Eagle Pharmaceuticals, Inc.	Morgan Stanley	1,015	56,231	60,981	4,906
Enanta Pharmaceuticals, Inc.	Morgan Stanley	4,014	259,543	247,985	(11,906)
Exelixis, Inc.	Morgan Stanley	20,481	342,896	360,875	20,181
FibroGen, Inc.	Morgan Stanley	5,386	198,534	231,005	35,706
Gilead Sciences, Inc.	Morgan Stanley	37,321	2,345,447	2,425,118	128,575
Immunogen, Inc.	Morgan Stanley	6,930	31,189	35,378	4,273
Incyte Corp.	Morgan Stanley	4,241	361,103	370,324	10,244
Innoviva, Inc.	Morgan Stanley	27,259	312,379	385,987	76,154
Ionis Pharmaceuticals, Inc.	Morgan Stanley	8,729	518,512	527,319	9,922
Ironwood Pharmaceuticals, Inc.	Morgan Stanley	9,591	107,933	127,656	20,026
Johnson & Johnson	Morgan Stanley	8,415	1,081,203	1,227,496	157,356
Merck & Co., Inc.	Morgan Stanley	4,343	391,757	394,996	4,499
Mettler-Toledo International, Inc.	Morgan Stanley	1	647	793	144
Mylan NV (Netherlands)	Morgan Stanley	5,330	105,401	107,133	2,028
Natera, Inc.	Morgan Stanley	9,596	298,499	323,289	25,528
Neurocrine Biosciences, Inc.	Morgan Stanley	1,347	145,695	144,789	(495)
Pacira BioSciences, Inc.	Morgan Stanley	4,726	176,585	214,088	38,001
Pfizer, Inc.	Morgan Stanley	44,945	1,655,861	1,760,945	109,786
Portola Pharmaceuticals, Inc.	Morgan Stanley	5,614	157,870	134,062	(26,489)
Provention Bio, Inc.	Morgan Stanley	225	3,212	3,353	145
QIAGEN NV (Netherlands)	Morgan Stanley	2,085	69,412	70,473	1,254
Supernus Pharmaceuticals, Inc.	Morgan Stanley	14,442	367,574	342,564	(24,377)
United Therapeutics Corp.	Morgan Stanley	1,250	111,009	110,100	(597)
Vanda Pharmaceuticals, Inc.	Morgan Stanley	10,941	151,047	179,542	28,920

		371,757	23,886,986	27,526,439	3,779,067

Retailing
Aaron’s, Inc.	Morgan Stanley	2,397	138,443	136,893	(1,065)

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Retailing — (continued)
Advance Auto Parts, Inc.	Morgan Stanley	5,200	$817,441	$832,832	$18,023
American Eagle Outfitters, Inc.	Morgan Stanley	12,365	180,746	181,764	1,529
AutoNation, Inc.	Morgan Stanley	495	24,656	24,072	(518)
AutoZone, Inc.	Morgan Stanley	826	887,124	984,022	99,415
Best Buy Co., Inc.	Morgan Stanley	14,390	914,476	1,263,442	365,762
Booking Holdings, Inc.	Morgan Stanley	1,800	3,345,675	3,696,714	388,874
Burlington Stores, Inc.	Morgan Stanley	2,107	474,011	480,459	7,847
Camping World Holdings, Inc., Class A	Morgan Stanley	5,169	64,818	76,191	12,200
Children’s Place, Inc. (The)	Morgan Stanley	2,707	162,804	169,242	7,263
Designer Brands, Inc., Class A	Morgan Stanley	3,479	52,940	54,759	2,634
Dollar General Corp.	Morgan Stanley	3,694	576,932	576,190	1,474
Expedia Group, Inc.	Morgan Stanley	2,317	251,814	250,560	(542)
Gap, Inc. (The)	Morgan Stanley	13,282	224,473	234,826	10,986
Genesco, Inc.	Morgan Stanley	11,026	386,140	528,366	143,544
Genuine Parts Co.	Morgan Stanley	3,053	321,722	324,320	3,508
Groupon, Inc.	Morgan Stanley	7,381	17,165	17,640	520
Kohl’s Corp.	Morgan Stanley	3,503	161,113	178,478	57,755
LKQ Corp.	Morgan Stanley	89,954	2,294,406	3,211,358	923,468
Murphy Usa, Inc.	Morgan Stanley	433	51,283	50,661	(480)
Office Depot, Inc.	Morgan Stanley	213,499	266,874	584,987	324,205
Penske Automotive Group, Inc.	Morgan Stanley	219	11,030	10,998	(5)
Pool Corp.	Morgan Stanley	1,692	347,691	359,347	13,433
Qurate Retail, Inc.	Morgan Stanley	27,556	228,376	232,297	4,567
RH.	Morgan Stanley	2,930	660,501	625,555	(33,073)
Sally Beauty Holdings, Inc.	Morgan Stanley	3,109	55,715	56,739	1,178
Signet Jewelers Ltd. (Bermuda)	Morgan Stanley	26,295	416,363	571,653	169,335
Sleep Number Corp.	Morgan Stanley	5,504	233,263	271,017	38,510
Sonic Automotive, Inc., Class A	Morgan Stanley	3,734	120,953	115,754	(4,560)
Stamps.com, Inc.	Morgan Stanley	568	45,916	47,439	1,650
Target Corp.	Morgan Stanley	317	40,485	40,643	269
TJX Cos., Inc. (The)	Morgan Stanley	1	57	61	1
Tractor Supply Co.	Morgan Stanley	11,354	1,052,691	1,060,918	13,905
Zumiez, Inc.	Morgan Stanley	612	17,831	21,138	3,602

		482,968	14,845,928	17,271,335	2,575,214

Semiconductors & Semiconductor Equipment
Amkor Technology, Inc.	Morgan Stanley	18,467	158,816	240,071	81,702
Applied Materials, Inc.	Morgan Stanley	2,145	111,226	130,931	20,353
Brooks Automation, Inc.	Morgan Stanley	3,883	163,921	162,931	(529)
Cirrus Logic, Inc.	Morgan Stanley	8,334	437,335	686,805	250,709
Cree, Inc.	Morgan Stanley	4,511	188,520	208,183	21,986
Diodes, Inc.	Morgan Stanley	8,178	311,243	460,994	150,632
Impinj, Inc.	Morgan Stanley	7,835	259,110	202,613	(56,647)
Intel Corp.	Morgan Stanley	20,077	978,027	1,201,608	231,810
KLA Corp.	Morgan Stanley	7,389	1,224,791	1,316,498	95,250
Lam Research Corp.	Morgan Stanley	651	156,427	190,352	35,474
Lattice Semiconductor Corp.	Morgan Stanley	42,480	789,927	813,067	25,382

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Semiconductors & Semiconductor Equipment — (continued)
Qorvo, Inc.	Morgan Stanley	765	$71,321	$88,916	$17,793
Skyworks Solutions, Inc.	Morgan Stanley	2,166	223,335	261,826	39,805
SMART Global Holdings, Inc. (Cayman Islands)	Morgan Stanley	1,015	27,826	38,509	11,356
Texas Instruments, Inc.	Morgan Stanley	8,126	964,995	1,042,485	84,508
Ultra Clean Holdings, Inc.	Morgan Stanley	4,893	110,209	114,839	4,939
Universal Display Corp.	Morgan Stanley	4,248	756,554	875,385	126,393

		145,163	6,933,583	8,036,013	1,140,916

Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	896	169,676	188,671	20,017
Alarm.com Holdings, Inc.	Morgan Stanley	8,998	420,821	386,644	(33,574)
Alliance Data Systems Corp.	Morgan Stanley	9,287	1,106,066	1,042,001	(51,050)
Aspen Technology, Inc.	Morgan Stanley	2,027	238,442	245,125	7,357
Blackbaud, Inc.	Morgan Stanley	854	67,600	67,978	536
Broadridge Financial Solutions, Inc.	Morgan Stanley	9,045	1,125,803	1,117,419	2,808
CACI International, Inc., Class A	Morgan Stanley	783	175,081	195,742	23,152
Cardtronics PLC, Class A (United Kingdom)	Morgan Stanley	7,059	220,905	315,184	100,333
CommVault Systems, Inc.	Morgan Stanley	6,860	304,408	306,230	2,683
CSG Systems International, Inc.	Morgan Stanley	2,731	151,501	141,411	(9,343)
Digital Turbine, Inc.	Morgan Stanley	529	3,786	3,772	(7)
Euronet Worldwide, Inc.	Morgan Stanley	128	17,962	20,168	2,253
Fair Isaac Corp.	Morgan Stanley	320	108,867	119,898	11,336
FleetCor Technologies, Inc.	Morgan Stanley	1,118	322,183	321,671	399
Gartner, Inc.	Morgan Stanley	57	8,744	8,784	60
GoDaddy, Inc., Class A	Morgan Stanley	7,735	520,709	525,361	6,128
International Business Machines Corp.	Morgan Stanley	114	15,158	15,281	199
j2 Global, Inc.	Morgan Stanley	1	89	94	1
Jack Henry & Associates, Inc.	Morgan Stanley	2,209	323,231	321,785	(531)
KBR, Inc.	Morgan Stanley	825	19,535	25,163	5,745
Leidos Holdings, Inc.	Morgan Stanley	10,074	822,798	986,144	173,585
ManTech International Corp., Class A	Morgan Stanley	1,342	104,861	107,199	2,855
Microsoft Corp.	Morgan Stanley	659	101,745	103,924	2,464
Model N, Inc.	Morgan Stanley	2,476	68,207	86,833	18,857
NIC, Inc.	Morgan Stanley	1,388	31,100	31,022	51
NortonLifeLock, Inc.	Morgan Stanley	1,577	36,177	40,245	4,353
Nuance Communications, Inc.	Morgan Stanley	1,917	26,921	34,180	7,332
Open Text Corp. (Canada)	Morgan Stanley	16,181	662,774	713,097	55,594
Oracle Corp.	Morgan Stanley	93,933	4,880,299	4,976,570	132,176
Paychex, Inc.	Morgan Stanley	9,116	742,517	775,407	39,649
Paycom Software, Inc.	Morgan Stanley	1	200	265	62
Paylocity Holding Corp.	Morgan Stanley	2,626	249,819	317,273	70,773
Perspecta, Inc.	Morgan Stanley	15,338	398,628	405,537	8,858
Progress Software Corp.	Morgan Stanley	14,713	587,028	611,325	28,741
Qualys, Inc.	Morgan Stanley	4,901	390,805	408,596	18,898

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Software & Services — (continued)
Sabre Corp.	Morgan Stanley	12,235	$267,143	$274,553	$9,956
Science Applications International Corp.	Morgan Stanley	463	39,653	40,290	746
SecureWorks Corp., Class A	Morgan Stanley	39	662	650	(14)
SPS Commerce, Inc.	Morgan Stanley	7,615	363,508	422,023	59,544
Square, Inc., Class A	Morgan Stanley	15,659	1,027,736	979,627	(45,192)
SS&C Technologies Holdings, Inc.	Morgan Stanley	8,470	493,813	520,058	28,615
Synopsys, Inc.	Morgan Stanley	1,260	169,435	175,392	6,521
TTEC Holdings, Inc.	Morgan Stanley	366	15,875	14,501	(1,333)
Verint Systems, Inc.	Morgan Stanley	1,398	63,931	77,393	13,640
VeriSign, Inc.	Morgan Stanley	769	142,703	148,171	5,870
Visa, Inc., Class A	Morgan Stanley	1,120	207,575	210,448	3,475
Western Union Co. (The)	Morgan Stanley	3,347	74,312	89,633	16,187

		290,559	17,290,792	17,918,738	750,765

Technology Hardware & Equipment
Amphenol Corp., Class A	Morgan Stanley	15,307	1,311,657	1,656,677	356,397
Anixter International, Inc.	Morgan Stanley	1,792	159,626	165,043	5,867
Arista Networks, Inc.	Morgan Stanley	5,089	975,225	1,035,103	64,939
Avnet, Inc.	Morgan Stanley	18,045	726,222	765,830	48,740
Badger Meter, Inc.	Morgan Stanley	3,311	165,639	214,983	52,661
Belden, Inc.	Morgan Stanley	7,989	344,406	439,395	96,763
CDW Corp.	Morgan Stanley	1,701	191,043	242,971	53,096
Ciena Corp.	Morgan Stanley	21,600	900,318	922,104	24,341
Cisco Systems, Inc.	Morgan Stanley	121,192	5,562,833	5,812,368	288,829
Comtech Telecommunications Corp.	Morgan Stanley	433	15,286	15,367	121
Diebold Nixdorf, Inc.	Morgan Stanley	50,997	543,440	538,528	(3,685)
EchoStar Corp., Class A	Morgan Stanley	11,984	454,791	519,027	65,524
ePlus, Inc.	Morgan Stanley	3	252	253	(2)
F5 Networks, Inc.	Morgan Stanley	11,846	1,657,319	1,654,294	1,562
Hewlett Packard Enterprise Co.	Morgan Stanley	161,539	2,129,268	2,562,009	475,679
HP, Inc.	Morgan Stanley	136,693	2,542,986	2,809,041	300,437
Itron, Inc.	Morgan Stanley	32	2,451	2,686	238
Jabil, Inc.	Morgan Stanley	3,829	130,458	158,253	32,481
Juniper Networks, Inc.	Morgan Stanley	49,517	1,187,402	1,219,604	47,058
KEMET Corp.	Morgan Stanley	2,197	58,519	59,429	1,072
Keysight Technologies, Inc.	Morgan Stanley	5,749	544,725	590,020	46,839
Lumentum Holdings, Inc.	Morgan Stanley	3,367	170,835	267,003	101,509
Methode Electronics, Inc.	Morgan Stanley	503	20,122	19,793	(276)
Motorola Solutions, Inc.	Morgan Stanley	2,581	423,307	415,902	(3,485)
NCR Corp.	Morgan Stanley	11,393	352,286	400,578	49,854
NetApp, Inc.	Morgan Stanley	33,562	1,784,841	2,089,235	326,673
OSI Systems, Inc.	Morgan Stanley	9,448	980,828	951,792	(26,299)
Rogers Corp.	Morgan Stanley	2,051	259,045	255,821	(2,508)
SYNNEX Corp.	Morgan Stanley	188	24,296	24,214	(17)
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	2,785	250,750	266,914	18,094
Tech Data Corp.	Morgan Stanley	8,245	711,307	1,183,982	474,692

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Technology Hardware & Equipment — (continued)
TTM Technologies, Inc.	Morgan Stanley	22,951	$224,231	$345,413	$121,815
Viavi Solutions, Inc.	Morgan Stanley	5,606	82,456	84,090	1,864
Vishay Intertechnology, Inc.	Morgan Stanley	42,149	682,771	897,352	228,527
Xerox Holdings Corp.	Morgan Stanley	30,752	981,933	1,133,826	168,820
Zebra Technologies Corp., Class A	Morgan Stanley	181	46,368	46,235	(5)

		806,607	26,599,242	29,765,135	3,418,215

Telecommunication Services
AT&T, Inc.	Morgan Stanley	6,922	255,337	270,512	15,897
BCE, Inc. (Canada)	Morgan Stanley	846	39,191	39,212	125
CenturyLink, Inc.	Morgan Stanley	114,343	1,315,348	1,510,471	232,175
Intelsat SA (Luxembourg)	Morgan Stanley	7,962	112,501	55,973	(67,301)
Iridium Communications, Inc.	Morgan Stanley	8,266	203,815	203,674	435
Verizon Communications, Inc.	Morgan Stanley	55,362	3,307,678	3,399,227	122,310

		193,701	5,233,870	5,479,069	303,641

Transportation
Alaska Air Group, Inc.	Morgan Stanley	11,353	743,498	769,166	29,914
Allegiant Travel Co.	Morgan Stanley	495	82,375	86,150	4,368
American Airlines Group, Inc.	Morgan Stanley	58,385	1,748,498	1,674,482	(66,285)
ArcBest Corp.	Morgan Stanley	15,789	449,197	435,776	(11,015)
CH Robinson Worldwide, Inc.	Morgan Stanley	13,728	1,126,382	1,073,530	(37,091)
CSX Corp.	Morgan Stanley	46,769	3,022,964	3,384,205	390,969
Delta Air Lines, Inc.	Morgan Stanley	68,593	3,737,195	4,011,319	313,556
Echo Global Logistics, Inc.	Morgan Stanley	23,533	453,364	487,133	35,054
Expeditors International of Washington, Inc.	Morgan Stanley	24,743	1,738,995	1,930,449	211,082
Hub Group, Inc., Class A	Morgan Stanley	2,603	105,317	133,508	28,486
JB Hunt Transport Services, Inc.	Morgan Stanley	10,295	1,192,910	1,202,250	14,501
Jetblue Airways Corp.	Morgan Stanley	51,024	976,129	955,169	(18,190)
Kansas City Southern	Morgan Stanley	181	27,661	27,722	199
Kirby Corp.	Morgan Stanley	787	65,464	70,460	5,288
Landstar System, Inc.	Morgan Stanley	704	77,875	80,164	2,563
Norfolk Southern Corp.	Morgan Stanley	12,628	2,153,875	2,451,474	315,280
Old Dominion Freight Line, Inc.	Morgan Stanley	2,124	392,859	403,093	11,478
Schneider National, Inc., Class B	Morgan Stanley	431	9,412	9,404	17
Southwest Airlines Co.	Morgan Stanley	26,771	1,436,870	1,445,099	16,202
Union Pacific Corp.	Morgan Stanley	3,249	500,111	587,387	91,811
United Airlines Holdings, Inc.	Morgan Stanley	31,645	2,670,341	2,787,608	124,852
XPO Logistics, Inc.	Morgan Stanley	5,346	428,522	426,076	(1,232)

		411,176	23,139,814	24,431,624	1,461,807

Utilities
CMS Energy Corp.	Morgan Stanley	2,488	151,232	156,346	6,653
Evergy, Inc.	Morgan Stanley	12,272	780,056	798,784	23,806
OGE Energy Corp.	Morgan Stanley	1,862	78,430	82,803	4,592
Sempra Energy	Morgan Stanley	1,295	182,231	196,167	15,775
Southern Co. (The)	Morgan Stanley	19,335	1,215,977	1,231,640	19,114

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Utilities — (continued)
Vistra Energy Corp.	Morgan Stanley	883	$20,191	$20,300	$163

		38,135	2,428,117	2,486,040	70,103

Total Reference Entity — Long			330,595,363	367,024,006	39,666,123

Short

Automobiles & Components
Adient PLC (Ireland)	Morgan Stanley	(11,773)	(301,977)	(250,176)	56,821
Cooper Tire & Rubber Co.	Morgan Stanley	(15,987)	(410,802)	(459,626)	(53,424)
Cooper-Standard Holding, Inc.	Morgan Stanley	(5,391)	(252,190)	(178,766)	74,275
Dana, Inc.	Morgan Stanley	(35,787)	(545,112)	(651,323)	(117,281)
Delphi Technologies PLC (Jersey)	Morgan Stanley	(40,087)	(659,296)	(514,316)	143,092
Dorman Products, Inc.	Morgan Stanley	(12,480)	(943,922)	(944,986)	(6,093)
Fox Factory Holding Corp.	Morgan Stanley	(13,784)	(948,500)	(958,953)	(15,097)
Goodyear Tire & Rubber Co. (The)	Morgan Stanley	(44,620)	(648,073)	(694,064)	(64,293)
Standard Motor Products, Inc.	Morgan Stanley	(4,271)	(215,007)	(227,303)	(14,529)
Tenneco, Inc., Class A	Morgan Stanley	(30,728)	(406,224)	(402,537)	1,709
Thor Industries, Inc.	Morgan Stanley	(4,040)	(207,549)	(300,132)	(98,263)

		(218,948)	(5,538,652)	(5,582,182)	(93,083)

Capital Goods
AAON, Inc.	Morgan Stanley	(12,944)	(592,730)	(639,563)	(52,510)
AAR Corp.	Morgan Stanley	(10,779)	(478,377)	(486,133)	(11,431)
Actuant Corp., Class A	Morgan Stanley	(4,306)	(104,427)	(112,085)	(10,035)
Advanced Drainage Systems, Inc.	Morgan Stanley	(5,837)	(219,933)	(226,709)	(8,338)
Aerovironment, Inc.	Morgan Stanley	(2,965)	(177,198)	(183,059)	(7,195)
AGCO Corp.	Morgan Stanley	(4,673)	(359,195)	(360,989)	(4,651)
Alamo Group, Inc.	Morgan Stanley	(2,398)	(262,480)	(301,069)	(40,423)
Allison Transmission Holdings, Inc.	Morgan Stanley	(19,950)	(962,232)	(963,984)	(6,919)
Ameresco, Inc., Class A	Morgan Stanley	(568)	(9,141)	(9,940)	(848)
American Woodmark Corp.	Morgan Stanley	(6,110)	(495,399)	(638,556)	(148,244)
Arcosa, Inc.	Morgan Stanley	(3,096)	(100,622)	(137,927)	(39,563)
Argan, Inc.	Morgan Stanley	(15,408)	(647,080)	(618,477)	21,692
Astec Industries, Inc.	Morgan Stanley	(11,127)	(325,502)	(467,334)	(147,442)
Beacon Roofing Supply, Inc.	Morgan Stanley	(24,412)	(758,761)	(780,696)	(25,650)
Blue Bird Corp.	Morgan Stanley	(5,930)	(115,220)	(135,916)	(21,425)
Chart Industries, Inc.	Morgan Stanley	(14,755)	(891,644)	(995,815)	(108,536)
CIRCOR International, Inc.	Morgan Stanley	(6,447)	(222,099)	(298,109)	(78,645)
Comfort Systems USA, Inc.	Morgan Stanley	(3,463)	(155,915)	(172,631)	(19,867)
Construction Partners, Inc., Class A	Morgan Stanley	(466)	(8,307)	(7,861)	401
Cubic Corp.	Morgan Stanley	(2,954)	(203,028)	(187,786)	14,444
DXP Enterprises, Inc.	Morgan Stanley	(3,222)	(105,167)	(128,268)	(23,672)
Dycom Industries, Inc.	Morgan Stanley	(9,024)	(419,396)	(425,482)	(8,690)
Energy Recovery, Inc.	Morgan Stanley	(68)	(669)	(666)	(4)
EnerSys	Morgan Stanley	(19,756)	(1,264,260)	(1,478,341)	(229,276)
ESCO Technologies, Inc.	Morgan Stanley	(6,584)	(502,763)	(609,020)	(111,168)
Evoqua Water Technologies Corp.	Morgan Stanley	(44,753)	(707,789)	(848,069)	(147,165)
Federal Signal Corp.	Morgan Stanley	(18,101)	(548,997)	(583,757)	(38,761)

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Capital Goods — (continued)
Fluor Corp.	Morgan Stanley	(5,257)	$(97,871)	$(99,252)	$(1,864)
Gates Industrial Corp. PLC (United Kingdom)	Morgan Stanley	(17,548)	(180,368)	(241,460)	(62,066)
Generac Holdings, Inc.	Morgan Stanley	(4,623)	(409,624)	(465,028)	(63,423)
Graco, Inc.	Morgan Stanley	(5,246)	(270,112)	(272,792)	(4,005)
Helios Technologies, Inc.	Morgan Stanley	(4,041)	(178,629)	(186,815)	(9,985)
Huntington Ingalls Industries, Inc.	Morgan Stanley	(5,371)	(1,179,890)	(1,347,476)	(192,710)
Hyster-Yale Materials Handling, Inc.	Morgan Stanley	(6,231)	(340,656)	(367,380)	(30,642)
JELD-WEN Holding, Inc.	Morgan Stanley	(27,252)	(448,403)	(637,969)	(195,062)
John Bean Technologies Corp.	Morgan Stanley	(1,702)	(188,537)	(191,747)	(4,479)
Kadant, Inc.	Morgan Stanley	(1,585)	(134,446)	(166,964)	(33,656)
Kennametal, Inc.	Morgan Stanley	(3,748)	(127,472)	(138,264)	(12,327)
Kratos Defense & Security Solutions, Inc.	Morgan Stanley	(12,105)	(235,926)	(218,011)	17,356
Lennox International, Inc.	Morgan Stanley	(3,609)	(895,710)	(880,488)	6,919
Lincoln Electric Holdings, Inc.	Morgan Stanley	(2,677)	(248,619)	(258,946)	(12,839)
Lindsay Corp.	Morgan Stanley	(4,036)	(368,601)	(387,416)	(22,104)
Mercury Systems, Inc.	Morgan Stanley	(2,768)	(200,757)	(191,296)	8,606
Meritor, Inc.	Morgan Stanley	(13,637)	(286,130)	(357,153)	(77,994)
Middleby Corp. (The)	Morgan Stanley	(1,625)	(199,742)	(177,970)	23,108
Moog, Inc., Class A	Morgan Stanley	(4,285)	(365,971)	(365,639)	(3,353)
Mueller Water Products, Inc., Class A	Morgan Stanley	(89,306)	(909,061)	(1,069,886)	(169,790)
Nordson Corp.	Morgan Stanley	(4,971)	(725,866)	(809,478)	(96,185)
NV5 Global, Inc.	Morgan Stanley	(3,988)	(257,519)	(201,195)	55,061
Omega Flex, Inc.	Morgan Stanley	(4)	(458)	(429)	12
Patrick Industries, Inc.	Morgan Stanley	(10,478)	(380,570)	(549,362)	(175,220)
PGT Innovations, Inc.	Morgan Stanley	(29,922)	(484,138)	(446,137)	36,027
Primoris Services Corp.	Morgan Stanley	(12,521)	(250,926)	(278,467)	(30,848)
Proto Labs, Inc.	Morgan Stanley	(2,062)	(219,902)	(209,396)	9,448
Quanta Services, Inc.	Morgan Stanley	(20,200)	(773,591)	(822,342)	(58,241)
Raven Industries, Inc.	Morgan Stanley	(3,905)	(130,071)	(134,566)	(5,771)
RBC Bearings, Inc.	Morgan Stanley	(3,202)	(501,694)	(507,005)	(8,240)
Resideo Technologies, Inc.	Morgan Stanley	(52,703)	(592,388)	(628,747)	(39,261)
REV Group, Inc.	Morgan Stanley	(26,471)	(307,858)	(323,740)	(18,749)
Rush Enterprises, Inc., Class A	Morgan Stanley	(6,991)	(279,865)	(325,082)	(48,245)
Sensata Technologies Holding PLC (United Kingdom)	Morgan Stanley	(6,354)	(335,430)	(342,290)	(8,550)
Sunrun, Inc.	Morgan Stanley	(97,797)	(1,417,242)	(1,350,577)	59,729
Toro Co. (The)	Morgan Stanley	(10,775)	(771,163)	(858,444)	(99,487)
Trex Co., Inc.	Morgan Stanley	(8,347)	(728,589)	(750,228)	(25,208)
Triumph Group, Inc.	Morgan Stanley	(13,983)	(285,393)	(353,350)	(72,593)
Univar Solutions, Inc.	Morgan Stanley	(25,921)	(576,456)	(628,325)	(59,980)
Vicor Corp.	Morgan Stanley	(10,640)	(340,255)	(497,101)	(158,514)
Vivint Solar, Inc.	Morgan Stanley	(32,097)	(246,530)	(233,024)	12,146
Watsco, Inc.	Morgan Stanley	(1,907)	(314,514)	(343,546)	(35,289)
WESCO International, Inc.	Morgan Stanley	(10,422)	(502,196)	(618,963)	(123,357)

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Capital Goods — (continued)
WillScot Corp.	Morgan Stanley	(13,588)	$(209,799)	$(251,242)	$(43,291)

		(885,997)	(28,537,269)	(31,283,230)	(3,028,837)

Commercial & Professional Services
Advanced Disposal Services, Inc.	Morgan Stanley	(11,612)	(377,274)	(381,686)	(6,525)
Brady Corp., Class A	Morgan Stanley	(2,325)	(113,306)	(133,130)	(24,040)
Casella Waste Systems, Inc., Class A	Morgan Stanley	(20,055)	(904,481)	(923,132)	(23,189)
Covanta Holding Corp.	Morgan Stanley	(41,280)	(696,346)	(612,595)	60,364
Exponent, Inc.	Morgan Stanley	(3,272)	(227,437)	(225,801)	(563)
Forrester Research, Inc.	Morgan Stanley	(6,984)	(241,542)	(291,233)	(50,876)
Heritage-Crystal Clean, Inc.	Morgan Stanley	(4,555)	(111,275)	(142,890)	(32,341)
HNI Corp.	Morgan Stanley	(9,615)	(323,013)	(360,178)	(43,418)
ICF International, Inc.	Morgan Stanley	(2,302)	(192,306)	(210,909)	(20,687)
Insperity, Inc.	Morgan Stanley	(13,455)	(1,206,295)	(1,157,668)	41,302
Interface, Inc.	Morgan Stanley	(9,947)	(130,704)	(165,021)	(36,793)
Korn Ferry	Morgan Stanley	(3,191)	(133,787)	(135,298)	(2,307)
MSA Safety, Inc.	Morgan Stanley	(7,752)	(808,176)	(979,543)	(181,759)
Rollins, Inc.	Morgan Stanley	(17,592)	(622,690)	(583,351)	36,087
Team, Inc.	Morgan Stanley	(23,814)	(396,216)	(380,310)	13,996
Upwork, Inc.	Morgan Stanley	(18,087)	(264,975)	(192,988)	70,686
US Ecology, Inc.	Morgan Stanley	(11,834)	(727,423)	(685,307)	38,618
Viad Corp.	Morgan Stanley	(4,041)	(261,291)	(272,768)	(13,493)

		(211,713)	(7,738,537)	(7,833,808)	(174,938)

Consumer Durables & Apparel
Callaway Golf Co.	Morgan Stanley	(33,153)	(572,417)	(702,844)	(135,852)
Canada Goose Holdings, Inc. (Canada)	Morgan Stanley	(22,613)	(951,321)	(819,495)	134,791
Capri Holdings Ltd. (British Virgin Islands)	Morgan Stanley	(41,512)	(1,368,638)	(1,583,683)	(236,727)
Carter’s, Inc.	Morgan Stanley	(105)	(11,580)	(11,481)	516
Columbia Sportswear Co.	Morgan Stanley	(13,345)	(1,327,910)	(1,337,036)	(18,193)
Deckers Outdoor Corp.	Morgan Stanley	(10,491)	(1,722,686)	(1,771,510)	(57,255)
G-III Apparel Group Ltd.	Morgan Stanley	(12,556)	(323,368)	(420,626)	(101,757)
Gildan Activewear, Inc. (Canada)	Morgan Stanley	(24,204)	(869,829)	(714,744)	147,801
GoPro, Inc., Class A	Morgan Stanley	(188,967)	(798,728)	(820,117)	(25,299)
Helen of Troy Ltd. (Bermuda)	Morgan Stanley	(2,972)	(509,262)	(534,336)	(27,569)
Installed Building Products, Inc.	Morgan Stanley	(1,954)	(111,741)	(134,572)	(26,827)
iRobot Corp.	Morgan Stanley	(57,179)	(3,223,525)	(2,894,973)	312,780
Kontoor Brands, Inc.	Morgan Stanley	(914)	(38,650)	(38,379)	78
Levi Strauss & Co., Class A	Morgan Stanley	(34,787)	(656,886)	(671,041)	(20,373)
Lululemon Athletica, Inc.	Morgan Stanley	(11,281)	(2,549,075)	(2,613,469)	(76,866)
NIKE, Inc., Class B	Morgan Stanley	(7,320)	(736,704)	(741,589)	(8,493)
Skechers U.S.A., Inc., Class A	Morgan Stanley	(1,477)	(64,485)	(63,792)	374
Sturm Ruger & Co., Inc.	Morgan Stanley	(3,953)	(178,714)	(185,910)	(8,369)
Under Armour, Inc., Class C	Morgan Stanley	(12,802)	(245,374)	(245,542)	(1,372)
Wolverine World Wide, Inc.	Morgan Stanley	(66,214)	(1,899,662)	(2,234,060)	(364,278)

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Consumer Durables & Apparel — (continued)
YETI Holdings, Inc.	Morgan Stanley	(48,939)	$(1,553,450)	$(1,702,098)	$(156,251)

		(596,738)	(19,714,005)	(20,241,297)	(669,141)

Consumer Services
Brinker International, Inc.	Morgan Stanley	(29,704)	(1,346,626)	(1,247,568)	81,744
Dave & Buster’s Entertainment, Inc.	Morgan Stanley	(10,600)	(421,603)	(425,802)	(6,266)
El Pollo Loco Holdings, Inc.	Morgan Stanley	(8,407)	(94,915)	(127,282)	(33,808)
Graham Holdings Co., Class B	Morgan Stanley	(642)	(407,247)	(410,232)	(4,981)
Grand Canyon Education, Inc.	Morgan Stanley	(7,800)	(842,913)	(747,162)	91,624
Houghton Mifflin Harcourt Co.	Morgan Stanley	(30,497)	(178,419)	(190,606)	(13,080)
K12, Inc.	Morgan Stanley	(14,524)	(360,253)	(295,563)	62,924
Lindblad Expeditions Holdings, Inc.	Morgan Stanley	(212)	(3,411)	(3,466)	(76)
Monarch Casino & Resort, Inc.	Morgan Stanley	(6,206)	(271,459)	(301,301)	(31,174)
OneSpaWorld Holdings Ltd. (Bahamas)	Morgan Stanley	(35,392)	(541,839)	(596,001)	(57,110)
Papa John’s International, Inc.	Morgan Stanley	(6,827)	(352,912)	(431,125)	(84,996)
Red Rock Resorts, Inc., Class A	Morgan Stanley	(22,223)	(468,223)	(532,241)	(71,614)
Regis Corp.	Morgan Stanley	(16,741)	(315,565)	(299,162)	14,856
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(1,154)	(131,268)	(154,071)	(25,249)
Shake Shack, Inc., Class A	Morgan Stanley	(17,407)	(1,064,991)	(1,036,935)	22,843
Stars Group, Inc. (The) (Canada)	Morgan Stanley	(65,248)	(1,338,799)	(1,702,320)	(371,673)
Vail Resorts, Inc.	Morgan Stanley	(6,814)	(1,645,010)	(1,634,202)	(7,595)
Wingstop, Inc.	Morgan Stanley	(28,879)	(2,532,887)	(2,490,236)	26,705
Wynn Resorts Ltd.	Morgan Stanley	(1,127)	(132,975)	(156,506)	(25,430)

		(310,404)	(12,451,315)	(12,781,781)	(432,356)

Energy
Apergy Corp.	Morgan Stanley	(610)	(20,852)	(20,606)	140
Archrock, Inc.	Morgan Stanley	(19,964)	(201,502)	(200,439)	(1,911)
Cameco Corp. (Canada)	Morgan Stanley	(41,092)	(380,989)	(365,719)	10,830
Canadian Natural Resources, Ltd. (Canada)	Morgan Stanley	(9,148)	(254,051)	(295,938)	(47,103)
Centennial Resource Development, Inc., Class A	Morgan Stanley	(385,915)	(1,663,751)	(1,782,927)	(135,997)
Chesapeake Energy Corp.	Morgan Stanley	(1,119,570)	(1,830,561)	(924,317)	897,286
Cimarex Energy Co.	Morgan Stanley	(9,233)	(416,039)	(484,640)	(73,281)
CNX Resources Corp.	Morgan Stanley	(23,507)	(187,821)	(208,037)	(21,786)
Concho Resources, Inc.	Morgan Stanley	(6,231)	(465,892)	(545,649)	(84,624)
Diamond Offshore Drilling, Inc.	Morgan Stanley	(173,207)	(1,318,473)	(1,245,358)	65,310
Diamondback Energy, Inc.	Morgan Stanley	(35,151)	(3,092,397)	(3,264,122)	(207,266)
Enbridge, Inc. (Canada)	Morgan Stanley	(10,281)	(389,733)	(408,875)	(21,704)
Encana Corp. (Canada)	Morgan Stanley	(128,039)	(565,268)	(600,503)	(41,217)
Enerplus Corp. (Canada)	Morgan Stanley	(3,700)	(26,131)	(26,381)	(400)
Equitrans Midstream Corp.	Morgan Stanley	(175,108)	(2,219,282)	(2,339,443)	(183,342)
Hess Corp.	Morgan Stanley	(13,337)	(933,016)	(891,045)	35,093
Jagged Peak Energy, Inc.	Morgan Stanley	(59,251)	(426,668)	(503,041)	(78,464)
Laredo Petroleum, Inc.	Morgan Stanley	(74,189)	(173,012)	(212,922)	(40,761)
Magnolia Oil & Gas Corp., Class A	Morgan Stanley	(12,353)	(139,727)	(155,401)	(18,461)
Murphy Oil Corp.	Morgan Stanley	(5,515)	(130,376)	(147,802)	(23,169)

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Energy — (continued)
National Energy Services Reunited Corp. (British Virgin Islands)	Morgan Stanley	(1,261)	$(10,268)	$(11,500)	$(1,287)
Noble Energy, Inc.	Morgan Stanley	(13,071)	(291,614)	(324,684)	(36,128)
Northern Oil and Gas, Inc.	Morgan Stanley	(162,805)	(324,874)	(380,964)	(57,683)
Oasis Petroleum, Inc.	Morgan Stanley	(235,547)	(848,119)	(767,883)	75,602
Occidental Petroleum Corp.	Morgan Stanley	(57,565)	(2,244,645)	(2,372,254)	(184,069)
ONEOK, Inc.	Morgan Stanley	(13,727)	(970,961)	(1,038,722)	(76,632)
Par Pacific Holdings, Inc.	Morgan Stanley	(34,758)	(752,511)	(807,776)	(59,465)
Pembina Pipeline Corp. (Canada)	Morgan Stanley	(6,213)	(223,160)	(230,254)	(10,270)
Renewable Energy Group, Inc.	Morgan Stanley	(23,390)	(354,937)	(630,361)	(284,156)
RPC, Inc.	Morgan Stanley	(57,911)	(248,531)	(303,454)	(56,142)
SFL Corp. Ltd. (Bermuda)	Morgan Stanley	(61,851)	(847,977)	(899,314)	(100,126)
SM Energy Co.	Morgan Stanley	(29,240)	(290,513)	(328,658)	(40,491)
Solaris Oilfield Infrastructure, Inc., Class A	Morgan Stanley	(36,662)	(490,498)	(513,268)	(32,871)
Southwestern Energy Co.	Morgan Stanley	(671,783)	(1,478,779)	(1,625,715)	(154,173)
Talos Energy, Inc.	Morgan Stanley	(3,898)	(99,812)	(117,525)	(18,205)
Targa Resources Corp.	Morgan Stanley	(33,744)	(1,300,188)	(1,377,768)	(105,090)
Valaris PLC (United Kingdom)	Morgan Stanley	(335,920)	(1,687,850)	(2,203,635)	(534,452)
W&T Offshore, Inc.	Morgan Stanley	(34,384)	(165,589)	(191,175)	(26,400)
Whiting Petroleum Corp.	Morgan Stanley	(119,151)	(999,503)	(874,568)	121,534
Williams Cos., Inc. (The)	Morgan Stanley	(16,702)	(385,247)	(396,171)	(20,501)

		(4,254,984)	(28,851,117)	(30,018,814)	(1,571,832)

Food & Staples Retailing
Casey’s General Stores, Inc.	Morgan Stanley	(790)	(133,521)	(125,602)	8,864
Chefs’ Warehouse, Inc. (The)	Morgan Stanley	(2,317)	(82,266)	(88,301)	(6,441)
Performance Food Group Co.	Morgan Stanley	(11,677)	(540,360)	(601,132)	(66,981)
PriceSmart, Inc.	Morgan Stanley	(16,381)	(982,450)	(1,163,379)	(189,610)
United Natural Foods, Inc.	Morgan Stanley	(27,635)	(223,047)	(242,083)	(20,436)
US Foods Holding Corp.	Morgan Stanley	(26,454)	(1,066,434)	(1,108,158)	(46,945)

		(85,254)	(3,028,078)	(3,328,655)	(321,549)

Food, Beverage & Tobacco
B&G Foods, Inc.	Morgan Stanley	(50,914)	(854,628)	(912,888)	(91,141)
Boston Beer Co., Inc. (The), Class A	Morgan Stanley	(3,986)	(1,560,958)	(1,506,110)	45,173
Brown-Forman Corp., Class B	Morgan Stanley	(30,698)	(1,987,632)	(2,075,185)	(100,055)
Calavo Growers, Inc.	Morgan Stanley	(6,044)	(560,526)	(547,526)	2,743
Cott Corp. (Canada)	Morgan Stanley	(72,818)	(977,946)	(996,150)	(27,645)
Darling Ingredients, Inc.	Morgan Stanley	(22,524)	(433,120)	(632,474)	(209,110)
Flowers Foods, Inc.	Morgan Stanley	(9,826)	(225,310)	(213,617)	7,253
Fresh Del Monte Produce, Inc. (Cayman Islands)	Morgan Stanley	(21,870)	(581,086)	(765,013)	(191,395)
Freshpet, Inc.	Morgan Stanley	(21,093)	(986,523)	(1,246,385)	(269,220)
Hain Celestial Group, Inc. (The)	Morgan Stanley	(58,636)	(1,181,393)	(1,521,897)	(355,937)
Hormel Foods Corp.	Morgan Stanley	(7,710)	(349,434)	(347,798)	(215)
J&J Snack Foods Corp.	Morgan Stanley	(1,299)	(245,095)	(239,367)	3,176
MGP Ingredients, Inc.	Morgan Stanley	(9,749)	(483,663)	(472,339)	7,954

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Food, Beverage & Tobacco — (continued)
National Beverage Corp.	Morgan Stanley	(5,480)	$(267,001)	$(279,590)	$(15,989)
Primo Water Corp.	Morgan Stanley	(34,666)	(444,503)	(389,126)	53,334

		(357,313)	(11,138,818)	(12,145,465)	(1,141,074)

Health Care Equipment & Services
Acadia Healthcare Co., Inc.	Morgan Stanley	(15,188)	(465,503)	(504,545)	(43,213)
Addus HomeCare Corp.	Morgan Stanley	(12,582)	(1,098,534)	(1,223,222)	(131,517)
Align Technology, Inc.	Morgan Stanley	(589)	(126,811)	(164,355)	(38,167)
Amedisys, Inc.	Morgan Stanley	(3,159)	(505,384)	(527,300)	(24,980)
AtriCure, Inc.	Morgan Stanley	(5,801)	(140,956)	(188,591)	(48,826)
Avanos Medical, Inc.	Morgan Stanley	(15,659)	(554,836)	(527,708)	24,410
Axogen, Inc.	Morgan Stanley	(35,074)	(535,624)	(627,474)	(95,670)
BioTelemetry, Inc.	Morgan Stanley	(3,944)	(178,895)	(182,607)	(4,647)
Boston Scientific Corp.	Morgan Stanley	(34,932)	(1,478,524)	(1,579,625)	(132,672)
Brookdale Senior Living, Inc.	Morgan Stanley	(22,233)	(158,426)	(161,634)	(3,987)
Cantel Medical Corp.	Morgan Stanley	(24,359)	(2,031,615)	(1,727,053)	294,620
Cardiovascular Systems, Inc.	Morgan Stanley	(6,716)	(322,841)	(326,330)	(5,107)
Cerus Corp.	Morgan Stanley	(13,024)	(56,391)	(54,961)	1,150
Cooper Cos., Inc. (The)	Morgan Stanley	(5,089)	(1,599,784)	(1,635,045)	(43,090)
CorVel Corp.	Morgan Stanley	(228)	(19,130)	(19,918)	(885)
Covetrus, Inc.	Morgan Stanley	(13,748)	(193,647)	(181,474)	11,308
Encompass Health Corp.	Morgan Stanley	(31,480)	(2,113,578)	(2,180,620)	(94,385)
Ensign Group, Inc. (The)	Morgan Stanley	(11,169)	(504,785)	(506,738)	(5,514)
Evolent Health, Inc., Class A	Morgan Stanley	(72,452)	(544,877)	(655,691)	(115,845)
Glaukos Corp.	Morgan Stanley	(16,373)	(1,015,722)	(891,837)	118,913
HealthStream, Inc.	Morgan Stanley	(3,642)	(95,468)	(99,062)	(4,199)
Hologic, Inc.	Morgan Stanley	(1,904)	(101,526)	(99,408)	3,743
ICU Medical, Inc.	Morgan Stanley	(3,057)	(505,552)	(572,026)	(72,074)
Inogen, Inc.	Morgan Stanley	(5,521)	(295,861)	(377,250)	(89,408)
Inspire Medical Systems, Inc.	Morgan Stanley	(6,892)	(449,979)	(511,455)	(64,894)
iRhythm Technologies, Inc.	Morgan Stanley	(9,113)	(674,915)	(620,504)	51,105
LeMaitre Vascular, Inc.	Morgan Stanley	(27)	(972)	(971)	(7)
LHC Group, Inc.	Morgan Stanley	(5,421)	(710,993)	(746,797)	(39,285)
Merit Medical Systems, Inc.	Morgan Stanley	(45,176)	(1,299,586)	(1,410,395)	(117,169)
Nevro Corp.	Morgan Stanley	(6,567)	(538,560)	(771,885)	(256,488)
PetIQ, Inc.	Morgan Stanley	(28,412)	(828,024)	(711,721)	112,249
Providence Service Corp. (The)	Morgan Stanley	(5,792)	(349,524)	(342,771)	5,041
Quidel Corp.	Morgan Stanley	(111)	(8,184)	(8,328)	(189)
RadNet, Inc.	Morgan Stanley	(18,977)	(268,734)	(385,233)	(118,599)
SI-BONE, Inc.	Morgan Stanley	(34)	(722)	(731)	(17)
Tabula Rasa HealthCare, Inc.	Morgan Stanley	(10,189)	(537,574)	(496,001)	38,940
Tenet Healthcare Corp.	Morgan Stanley	(6,245)	(155,028)	(237,497)	(98,766)
US Physical Therapy, Inc.	Morgan Stanley	(6,467)	(850,049)	(739,501)	106,191
Vocera Communications, Inc.	Morgan Stanley	(31,143)	(736,592)	(646,529)	86,456

		(538,489)	(22,053,706)	(22,644,793)	(795,474)

Household & Personal Products
BellRing Brands, Inc., Class A	Morgan Stanley	(1,165)	(26,915)	(24,803)	1,976

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Household & Personal Products — (continued)
Central Garden & Pet Co., Class A	Morgan Stanley	(20,701)	$(516,561)	$(607,781)	$(94,699)
Energizer Holdings, Inc.	Morgan Stanley	(29,972)	(1,352,749)	(1,505,194)	(180,670)
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	(8,663)	(1,702,698)	(1,789,256)	(97,461)
WD-40 Co.	Morgan Stanley	(2,304)	(416,405)	(447,299)	(35,693)

		(62,805)	(4,015,328)	(4,374,333)	(406,547)

Materials
AdvanSix, Inc.	Morgan Stanley	(878)	(18,733)	(17,525)	1,112
Albemarle Corp.	Morgan Stanley	(9,484)	(647,568)	(692,711)	(56,585)
Barrick Gold Corp. (Canada)	Morgan Stanley	(213,282)	(3,649,897)	(3,964,912)	(346,029)
Berry Global Group, Inc.	Morgan Stanley	(37,922)	(1,773,967)	(1,800,916)	(35,630)
Cabot Corp.	Morgan Stanley	(4,522)	(207,009)	(214,885)	(13,602)
Cleveland-Cliffs, Inc.	Morgan Stanley	(367,050)	(2,813,495)	(3,083,220)	(313,349)
Compass Minerals International, Inc.	Morgan Stanley	(3,538)	(196,338)	(215,676)	(22,882)
Corteva, Inc.	Morgan Stanley	(41,677)	(1,170,198)	(1,231,972)	(67,502)
Fortuna Silver Mines, Inc. (Canada)	Morgan Stanley	(156,098)	(565,901)	(636,880)	(73,750)
Franco-Nevada Corp. (Canada)	Morgan Stanley	(1,834)	(181,520)	(189,452)	(9,501)
Freeport-McMoRan, Inc.	Morgan Stanley	(245,837)	(2,607,774)	(3,225,381)	(654,784)
GCP Applied Technologies, Inc.	Morgan Stanley	(19,515)	(392,527)	(443,186)	(53,604)
Greif, Inc., Class A	Morgan Stanley	(7,218)	(261,493)	(319,036)	(65,779)
Hecla Mining Co.	Morgan Stanley	(455,102)	(913,084)	(1,542,796)	(657,406)
Hudbay Minerals, Inc. (Canada)	Morgan Stanley	(3,409)	(12,122)	(14,147)	(2,089)
IAMGOLD Corp. (Canada)	Morgan Stanley	(47,633)	(186,721)	(177,671)	8,621
Ingevity Corp.	Morgan Stanley	(2,558)	(219,579)	(223,518)	(5,423)
Innophos Holdings, Inc.	Morgan Stanley	(10,803)	(300,846)	(345,480)	(46,224)
Livent Corp.	Morgan Stanley	(71,429)	(543,809)	(610,718)	(69,573)
Louisiana-Pacific Corp.	Morgan Stanley	(145,781)	(3,583,833)	(4,325,322)	(791,425)
New Gold, Inc. (Canada)	Morgan Stanley	(1,657)	(1,491)	(1,458)	22
Newmont Goldcorp Corp.	Morgan Stanley	(106,219)	(4,328,498)	(4,615,216)	(346,380)
O-I Glass, Inc.	Morgan Stanley	(58,058)	(627,813)	(692,632)	(70,157)
Pan American Silver Corp. (Canada)	Morgan Stanley	(38,792)	(731,229)	(918,982)	(215,699)
PH Glatfelter Co.	Morgan Stanley	(21,734)	(306,232)	(397,732)	(96,647)
Pretium Resources, Inc. (Canada)	Morgan Stanley	(274)	(3,066)	(3,050)	(3)
Quaker Chemical Corp.	Morgan Stanley	(2,935)	(450,174)	(482,866)	(34,898)
Sealed Air Corp.	Morgan Stanley	(5,728)	(229,746)	(228,146)	472
SilverCrest Metals, Inc. (Canada)	Morgan Stanley	(81)	(551)	(546)	(2)
Sonoco Products Co.	Morgan Stanley	(1,843)	(106,725)	(113,750)	(8,599)
Steel Dynamics, Inc.	Morgan Stanley	(10,374)	(359,293)	(353,131)	1,649
Teck Resources Ltd., Class B (Canada)	Morgan Stanley	(40,522)	(748,662)	(703,867)	38,438
Tronox Holdings PLC, Class A (United Kingdom)	Morgan Stanley	(66,324)	(583,358)	(757,420)	(179,696)
United States Steel Corp.	Morgan Stanley	(112,896)	(1,407,511)	(1,288,143)	109,427
US Concrete, Inc.	Morgan Stanley	(27,788)	(1,135,770)	(1,157,648)	(27,434)
Valvoline, Inc.	Morgan Stanley	(8,189)	(181,277)	(175,326)	3,760
Westlake Chemical Corp.	Morgan Stanley	(11,822)	(773,697)	(829,313)	(65,199)

		(2,360,806)	(32,221,507)	(35,994,630)	(4,166,350)

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Media & Entertainment
Entercom Communications Corp., Class A	Morgan Stanley	(150,225)	$(510,826)	$(697,044)	$(192,848)
Eventbrite, Inc., Class A	Morgan Stanley	(13,497)	(248,345)	(272,234)	(26,385)
EW Scripps Co. (The), Class A	Morgan Stanley	(21,201)	(262,722)	(333,068)	(73,447)
Glu Mobile, Inc.	Morgan Stanley	(73,715)	(417,253)	(445,976)	(30,904)
Gray Television, Inc.	Morgan Stanley	(20,037)	(332,658)	(429,593)	(102,065)
IAC/InterActiveCorp.	Morgan Stanley	(3,981)	(987,586)	(991,707)	(8,956)
Madison Square Garden Co. (The), Class A	Morgan Stanley	(5,908)	(1,547,611)	(1,738,075)	(201,862)
Marcus Corp. (The)	Morgan Stanley	(4,586)	(156,028)	(145,697)	9,021
Meredith Corp.	Morgan Stanley	(21,062)	(750,555)	(683,883)	55,880
New York Times Co. (The), Class A	Morgan Stanley	(5,608)	(179,913)	(180,409)	(1,934)
Nexstar Media Group, Inc., Class A	Morgan Stanley	(19,847)	(2,098,507)	(2,327,061)	(239,270)
Sinclair Broadcast Group, Inc., Class A	Morgan Stanley	(41,179)	(1,458,468)	(1,372,908)	74,076
Twitter, Inc.	Morgan Stanley	(55,949)	(1,804,576)	(1,793,165)	2,580
WideOpenWest, Inc.	Morgan Stanley	(22,934)	(130,265)	(170,170)	(41,159)
World Wrestling Entertainment, Inc., Class A	Morgan Stanley	(48,725)	(2,921,176)	(3,160,791)	(259,548)
Zillow Group, Inc., Class C	Morgan Stanley	(29,612)	(980,738)	(1,360,375)	(413,214)

		(538,066)	(14,787,227)	(16,102,156)	(1,450,035)

Pharmaceuticals, Biotechnology & Life Sciences
Acceleron Pharma, Inc.	Morgan Stanley	(3,252)	(149,330)	(172,421)	(23,826)
Aerie Pharmaceuticals, Inc.	Morgan Stanley	(8,265)	(155,064)	(199,765)	(46,341)
Agilent Technologies, Inc.	Morgan Stanley	(15,637)	(1,282,520)	(1,333,992)	(68,428)
Alector, Inc.	Morgan Stanley	(243)	(4,218)	(4,187)	6
Allogene Therapeutics, Inc.	Morgan Stanley	(8,901)	(245,203)	(231,248)	12,751
Amicus Therapeutics, Inc.	Morgan Stanley	(21,044)	(206,437)	(204,969)	292
Amphastar Pharmaceuticals, Inc.	Morgan Stanley	(1,555)	(28,608)	(29,996)	(1,532)
ANI Pharmaceuticals, Inc.	Morgan Stanley	(4,354)	(320,906)	(268,511)	51,316
Arena Pharmaceuticals, Inc.	Morgan Stanley	(10,397)	(499,679)	(472,232)	24,999
ArQule, Inc.	Morgan Stanley	(33,971)	(298,824)	(678,061)	(399,484)
Bio-Techne Corp.	Morgan Stanley	(527)	(107,069)	(115,682)	(11,599)
Bluebird Bio, Inc.	Morgan Stanley	(19,441)	(1,812,651)	(1,705,948)	97,833
Blueprint Medicines Corp.	Morgan Stanley	(4,524)	(341,766)	(362,418)	(23,446)
Cara Therapeutics, Inc.	Morgan Stanley	(5,175)	(86,990)	(83,369)	3,191
CareDx, Inc.	Morgan Stanley	(18,705)	(383,717)	(403,467)	(21,630)
Catalent, Inc.	Morgan Stanley	(20,745)	(1,091,243)	(1,167,944)	(84,994)
Codexis, Inc.	Morgan Stanley	(27,326)	(383,238)	(436,943)	(56,227)
Cronos Group, Inc. (Canada)	Morgan Stanley	(222,667)	(1,874,318)	(1,707,856)	155,746
Cytokinetics, Inc.	Morgan Stanley	(2,764)	(27,221)	(29,326)	(2,242)
Denali Therapeutics, Inc.	Morgan Stanley	(231)	(4,124)	(4,024)	76
Elanco Animal Health, Inc.	Morgan Stanley	(75,205)	(2,064,670)	(2,214,787)	(160,220)
Emergent BioSolutions, Inc.	Morgan Stanley	(16,383)	(861,240)	(883,863)	(26,840)
Esperion Therapeutics, Inc.	Morgan Stanley	(3,210)	(136,490)	(191,412)	(56,531)
Gossamer Bio, Inc.	Morgan Stanley	(1,568)	(24,755)	(24,508)	122
Horizon Therapeutics PLC (Ireland)	Morgan Stanley	(23,643)	(812,190)	(855,877)	(47,663)

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Illumina, Inc.	Morgan Stanley	(1,825)	$(578,734)	$(605,426)	$(31,204)
Intersect ENT, Inc.	Morgan Stanley	(10,896)	(189,019)	(271,310)	(85,447)
Intrexon Corp.	Morgan Stanley	(839)	(4,712)	(4,598)	88
Invitae Corp.	Morgan Stanley	(348)	(5,434)	(5,613)	(210)
Kura Oncology, Inc.	Morgan Stanley	(127)	(1,809)	(1,746)	50
Ligand Pharmaceuticals, Inc.	Morgan Stanley	(11,602)	(1,256,747)	(1,209,973)	40,346
Luminex Corp.	Morgan Stanley	(27,544)	(568,836)	(637,919)	(77,101)
MacroGenics, Inc.	Morgan Stanley	(9,863)	(142,224)	(107,309)	34,302
Myriad Genetics, Inc.	Morgan Stanley	(38,669)	(1,128,798)	(1,052,957)	69,862
NanoString Technologies, Inc.	Morgan Stanley	(19,220)	(445,655)	(534,700)	(91,882)
Nektar Therapeutics	Morgan Stanley	(37,725)	(755,895)	(814,294)	(65,712)
Pacific Biosciences of California, Inc.	Morgan Stanley	(162,609)	(892,723)	(835,810)	52,763
PerkinElmer, Inc.	Morgan Stanley	(10,485)	(890,792)	(1,018,094)	(138,351)
Perrigo Co. PLC (Ireland)	Morgan Stanley	(8,940)	(485,344)	(461,840)	21,213
Phibro Animal Health Corp., Class A	Morgan Stanley	(2,680)	(62,877)	(66,544)	(4,211)
Prevail Therapeutics, Inc.	Morgan Stanley	(51)	(824)	(807)	9
Principia Biopharma, Inc.	Morgan Stanley	(2,109)	(79,970)	(115,531)	(35,956)
REGENXBIO, Inc.	Morgan Stanley	(10,900)	(392,347)	(446,573)	(56,149)
Revance Therapeutics, Inc.	Morgan Stanley	(23,614)	(255,823)	(383,255)	(128,688)
Rhythm Pharmaceuticals, Inc.	Morgan Stanley	(170)	(3,888)	(3,903)	(38)
Rubius Therapeutics, Inc.	Morgan Stanley	(237)	(2,571)	(2,252)	303
Sage Therapeutics, Inc.	Morgan Stanley	(2,467)	(171,507)	(178,093)	(7,428)
Sangamo Therapeutics, Inc.	Morgan Stanley	(33,272)	(322,124)	(278,487)	42,058
Syneos Health, Inc.	Morgan Stanley	(1,539)	(90,682)	(91,532)	(1,298)
Theravance Biopharma, Inc. (Cayman Islands)	Morgan Stanley	(9,683)	(208,508)	(250,693)	(44,057)
Tricida, Inc.	Morgan Stanley	(1,945)	(76,350)	(73,404)	2,569
Ultragenyx Pharmaceutical, Inc.	Morgan Stanley	(15,375)	(652,668)	(656,666)	(7,194)
Vertex Pharmaceuticals, Inc.	Morgan Stanley	(1,156)	(233,680)	(253,106)	(21,533)
Waters Corp.	Morgan Stanley	(294)	(68,769)	(68,693)	(264)
Xencor, Inc.	Morgan Stanley	(4,870)	(182,059)	(167,479)	13,642
Y-mAbs Therapeutics, Inc.	Morgan Stanley	(130)	(4,040)	(4,063)	(46)
ZIOPHARM Oncology, Inc.	Morgan Stanley	(30,344)	(132,142)	(143,224)	(11,732)

		(1,031,261)	(23,490,022)	(24,528,700)	(1,215,967)

Retailing
1-800-Flowers.com, Inc., Class A	Morgan Stanley	(675)	(9,492)	(9,787)	(346)
Abercrombie & Fitch Co., Class A	Morgan Stanley	(115,172)	(1,949,979)	(1,991,324)	(77,258)
Boot Barn Holdings, Inc.	Morgan Stanley	(27,155)	(1,115,789)	(1,209,212)	(98,885)
Caleres, Inc.	Morgan Stanley	(14,965)	(342,848)	(355,419)	(16,963)
Core-Mark Holding Co., Inc.	Morgan Stanley	(5,369)	(142,086)	(145,983)	(4,744)
Dick’s Sporting Goods, Inc.	Morgan Stanley	(42,685)	(1,730,627)	(2,112,481)	(407,673)
Dollar Tree, Inc.	Morgan Stanley	(4,519)	(424,330)	(425,012)	(2,761)
Etsy, Inc.	Morgan Stanley	(16,007)	(720,766)	(709,110)	8,126
Five Below, Inc.	Morgan Stanley	(7,089)	(884,380)	(906,400)	(26,349)
Funko, Inc., Class A	Morgan Stanley	(3,566)	(59,276)	(61,193)	(2,210)

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Retailing — (continued)
GrubHub, Inc.	Morgan Stanley	(27,339)	$(1,634,961)	$(1,329,769)	$285,512
Guess?, Inc.	Morgan Stanley	(24,290)	(457,381)	(543,610)	(96,032)
Hudson Ltd., Class A (Bermuda)	Morgan Stanley	(23)	(360)	(353)	1
L Brands, Inc.	Morgan Stanley	(43,145)	(781,626)	(781,787)	(4,027)
Lands’ End, Inc.	Morgan Stanley	(352)	(6,055)	(5,914)	107
Macy’s, Inc.	Morgan Stanley	(43,739)	(726,391)	(743,563)	(38,019)
Monro, Inc.	Morgan Stanley	(10,317)	(756,121)	(806,789)	(56,187)
Stitch Fix, Inc., Class A	Morgan Stanley	(233)	(5,898)	(5,979)	(114)
Tiffany & Co.	Morgan Stanley	(8,483)	(1,120,670)	(1,133,753)	(34,469)
Ulta Beauty, Inc.	Morgan Stanley	(805)	(212,626)	(203,778)	7,848
Urban Outfitters, Inc.	Morgan Stanley	(50,681)	(1,404,321)	(1,407,411)	(9,963)
Wayfair, Inc., Class A	Morgan Stanley	(37,511)	(3,298,208)	(3,389,869)	(107,798)
Williams-Sonoma, Inc.	Morgan Stanley	(6,776)	(484,265)	(497,629)	(20,044)

		(490,896)	(18,268,456)	(18,776,125)	(702,248)

Semiconductors & Semiconductor Equipment
Advanced Energy Industries, Inc.	Morgan Stanley	(18,341)	(1,075,435)	(1,305,879)	(235,709)
Ambarella, Inc. (Cayman Islands)	Morgan Stanley	(4,458)	(259,857)	(269,976)	(12,985)
Broadcom, Inc.	Morgan Stanley	(4,959)	(1,607,573)	(1,567,143)	14,990
Cabot Microelectronics Corp.	Morgan Stanley	(5,188)	(676,821)	(748,732)	(77,786)
CEVA, Inc.	Morgan Stanley	(8,615)	(261,501)	(232,260)	28,036
Cohu, Inc.	Morgan Stanley	(6,285)	(90,055)	(143,612)	(54,981)
Cypress Semiconductor Corp.	Morgan Stanley	(90,586)	(2,118,854)	(2,113,371)	(15,530)
Enphase Energy, Inc.	Morgan Stanley	(134,576)	(2,856,533)	(3,516,471)	(712,471)
Entegris, Inc.	Morgan Stanley	(16,265)	(794,472)	(814,714)	(24,312)
First Solar, Inc.	Morgan Stanley	(37,281)	(1,995,964)	(2,086,245)	(100,048)
FormFactor, Inc.	Morgan Stanley	(24,566)	(402,882)	(637,979)	(239,712)
MACOM Technology Solutions Holdings, Inc.	Morgan Stanley	(18,251)	(355,529)	(485,477)	(133,238)
Marvell Technology Group Ltd. (Bermuda)	Morgan Stanley	(101,899)	(2,579,921)	(2,706,437)	(144,196)
MaxLinear, Inc.	Morgan Stanley	(32,853)	(641,740)	(697,141)	(58,996)
Microchip Technology, Inc.	Morgan Stanley	(8,695)	(894,435)	(910,540)	(20,484)
MKS Instruments, Inc.	Morgan Stanley	(8,725)	(807,681)	(959,837)	(167,394)
Photronics, Inc.	Morgan Stanley	(12,926)	(138,696)	(203,714)	(67,854)
Power Integrations, Inc.	Morgan Stanley	(2,182)	(186,231)	(215,822)	(32,618)
Rambus, Inc.	Morgan Stanley	(38,840)	(450,941)	(535,021)	(86,444)
Semtech Corp.	Morgan Stanley	(22,540)	(1,087,065)	(1,192,366)	(110,622)
Silicon Laboratories, Inc.	Morgan Stanley	(4,408)	(487,047)	(511,240)	(26,580)
Synaptics, Inc.	Morgan Stanley	(2,707)	(106,358)	(178,039)	(87,780)
Xilinx, Inc.	Morgan Stanley	(4,644)	(453,082)	(454,044)	(3,182)

		(609,790)	(20,328,673)	(22,486,060)	(2,369,896)

Software & Services
2U, Inc.	Morgan Stanley	(46,115)	(827,156)	(1,106,298)	(283,657)
8x8, Inc.	Morgan Stanley	(97,748)	(2,246,976)	(1,788,788)	447,193
Altair Engineering, Inc., Class A	Morgan Stanley	(9,974)	(334,906)	(358,166)	(24,902)
Appian Corp.	Morgan Stanley	(12,629)	(758,498)	(482,554)	272,230

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Software & Services — (continued)
Autodesk, Inc.	Morgan Stanley	(2,262)	$(380,968)	$(414,987)	$(37,201)
Avaya Holdings Corp.	Morgan Stanley	(56,127)	(703,012)	(757,715)	(58,145)
Benefitfocus, Inc.	Morgan Stanley	(34,610)	(863,423)	(759,343)	99,852
BlackBerry Ltd. (Canada)	Morgan Stanley	(204,967)	(1,243,472)	(1,315,888)	(84,352)
CDK Global, Inc.	Morgan Stanley	(5,589)	(296,951)	(305,607)	(11,058)
Conduent, Inc.	Morgan Stanley	(161,500)	(1,054,073)	(1,001,300)	47,276
CoreLogic, Inc.	Morgan Stanley	(6,666)	(316,503)	(291,371)	24,077
Domo, Inc., Class B	Morgan Stanley	(5,659)	(97,479)	(122,913)	(28,167)
Dropbox, Inc., Class A	Morgan Stanley	(102,800)	(1,902,458)	(1,841,148)	52,000
Elastic NV (Netherlands)	Morgan Stanley	(11,599)	(734,256)	(745,816)	(15,155)
Endurance International Group Holdings, Inc.	Morgan Stanley	(72)	(332)	(338)	(12)
Envestnet, Inc.	Morgan Stanley	(12,234)	(742,979)	(851,853)	(119,858)
FireEye, Inc.	Morgan Stanley	(39,594)	(555,243)	(654,489)	(101,966)
Fiserv, Inc.	Morgan Stanley	(27,321)	(3,082,685)	(3,159,127)	(95,461)
ForeScout Technologies, Inc.	Morgan Stanley	(9,920)	(342,669)	(325,376)	15,613
Global Payments, Inc.	Morgan Stanley	(1,070)	(193,272)	(195,339)	(3,349)
Guidewire Software, Inc.	Morgan Stanley	(11,082)	(1,189,459)	(1,216,471)	(32,834)
Instructure, Inc.	Morgan Stanley	(8,384)	(345,801)	(404,193)	(61,341)
LivePerson, Inc.	Morgan Stanley	(13,137)	(487,310)	(486,069)	(1,147)
LogMeIn, Inc.	Morgan Stanley	(8,517)	(631,689)	(730,248)	(103,989)
MAXIMUS, Inc.	Morgan Stanley	(11,535)	(868,493)	(858,089)	4,615
MicroStrategy, Inc., Class A	Morgan Stanley	(1,069)	(153,508)	(152,471)	304
New Relic, Inc.	Morgan Stanley	(9,915)	(603,578)	(651,515)	(52,407)
Palo Alto Networks, Inc.	Morgan Stanley	(13,410)	(3,010,944)	(3,101,063)	(125,173)
Perficient, Inc.	Morgan Stanley	(8,485)	(321,107)	(390,904)	(71,372)
Pluralsight, Inc., Class A	Morgan Stanley	(31,550)	(507,283)	(542,976)	(38,178)
SailPoint Technologies Holding, Inc.	Morgan Stanley	(6,099)	(134,056)	(143,936)	(11,959)
salesforce.com, Inc.	Morgan Stanley	(20,000)	(3,178,617)	(3,252,800)	(93,323)
Smartsheet, Inc., Class A	Morgan Stanley	(5,857)	(244,991)	(263,096)	(19,864)
SVMK, Inc.	Morgan Stanley	(7,202)	(120,476)	(128,700)	(8,817)
Switch, Inc., Class A	Morgan Stanley	(80,817)	(1,315,701)	(1,197,708)	109,415
Tenable Holdings, Inc.	Morgan Stanley	(18,883)	(436,409)	(452,437)	(18,313)
TiVo Corp.	Morgan Stanley	(39,297)	(297,354)	(333,239)	(39,877)
Tucows, Inc., Class A	Morgan Stanley	(1,851)	(96,769)	(114,355)	(18,355)
Twilio, Inc., Class A	Morgan Stanley	(12,311)	(1,193,605)	(1,209,925)	(22,162)
Varonis Systems, Inc.	Morgan Stanley	(8,708)	(593,858)	(676,699)	(87,938)
Virtusa Corp.	Morgan Stanley	(2,466)	(107,477)	(111,784)	(4,911)
Yext, Inc.	Morgan Stanley	(25,045)	(395,083)	(361,149)	31,997
Zscaler, Inc.	Morgan Stanley	(2,796)	(142,975)	(130,014)	12,258
Zuora, Inc., Class A	Morgan Stanley	(29,249)	(449,566)	(419,138)	28,224

		(1,226,121)	(33,503,420)	(33,807,395)	(530,189)

Technology Hardware & Equipment
3D Systems Corp.	Morgan Stanley	(101,076)	(815,683)	(884,415)	(73,966)
ADTRAN, Inc.	Morgan Stanley	(19,752)	(218,405)	(195,347)	20,211
AVX Corp.	Morgan Stanley	(1,083)	(22,057)	(22,169)	(224)

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Technology Hardware & Equipment — (continued)
Benchmark Electronics, Inc.	Morgan Stanley	(2,933)	$(76,317)	$(100,778)	$(27,611)
Celestica, Inc. (Canada)	Morgan Stanley	(39,354)	(266,475)	(325,458)	(60,637)
Cognex Corp.	Morgan Stanley	(10)	(563)	(560)	(4)
CommScope Holding Co., Inc.	Morgan Stanley	(78,375)	(978,868)	(1,112,141)	(145,857)
CTS Corp.	Morgan Stanley	(70)	(2,085)	(2,101)	(30)
Dolby Laboratories, Inc., Class A	Morgan Stanley	(1,828)	(119,851)	(125,766)	(9,032)
Extreme Networks, Inc.	Morgan Stanley	(36,100)	(239,594)	(266,057)	(27,666)
Fabrinet (Cayman Islands)	Morgan Stanley	(7,523)	(458,373)	(487,791)	(31,664)
FARO Technologies, Inc.	Morgan Stanley	(2,854)	(142,471)	(143,699)	(2,065)
Fitbit, Inc., Class A	Morgan Stanley	(43,359)	(129,210)	(284,869)	(160,386)
FLIR Systems, Inc.	Morgan Stanley	(2,912)	(159,142)	(151,628)	7,399
II-VI, Inc.	Morgan Stanley	(56,982)	(1,750,951)	(1,918,584)	(176,202)
Infinera Corp.	Morgan Stanley	(267,629)	(1,425,450)	(2,124,974)	(717,283)
Insight Enterprises, Inc.	Morgan Stanley	(8,066)	(530,956)	(566,959)	(38,604)
IPG Photonics Corp.	Morgan Stanley	(6,647)	(933,436)	(963,283)	(36,438)
Littelfuse, Inc.	Morgan Stanley	(9,279)	(1,656,584)	(1,775,073)	(130,755)
MTS Systems Corp.	Morgan Stanley	(14)	(673)	(672)	(8)
NETGEAR, Inc.	Morgan Stanley	(7,039)	(182,414)	(172,526)	8,992
NetScout Systems, Inc.	Morgan Stanley	(15,444)	(341,675)	(371,737)	(33,109)
nLight, Inc.	Morgan Stanley	(40,642)	(652,711)	(824,220)	(175,846)
Novanta, Inc. (Canada)	Morgan Stanley	(9,799)	(802,445)	(866,624)	(68,684)
Plexus Corp.	Morgan Stanley	(14,430)	(864,656)	(1,110,244)	(255,689)
Pure Storage, Inc., Class A	Morgan Stanley	(9,434)	(151,308)	(161,416)	(10,852)
Sanmina Corp.	Morgan Stanley	(3,402)	(107,639)	(116,484)	(10,020)
ScanSource, Inc.	Morgan Stanley	(5,041)	(156,005)	(186,265)	(31,940)
Stratasys Ltd. (Israel)	Morgan Stanley	(27,434)	(639,467)	(554,853)	81,428
Western Digital Corp.	Morgan Stanley	(49,876)	(2,754,134)	(3,165,630)	(430,578)

		(868,387)	(16,579,598)	(18,982,323)	(2,537,120)

Telecommunication Services
ATN International, Inc.	Morgan Stanley	(3,544)	(204,429)	(196,302)	5,907
Bandwidth, Inc., Class A	Morgan Stanley	(9,514)	(683,376)	(609,372)	70,658
Boingo Wireless, Inc.	Morgan Stanley	(60,051)	(819,699)	(657,558)	159,176
Rogers Communications, Inc., Class B (Canada)	Morgan Stanley	(9,833)	(467,407)	(488,405)	(27,336)
Shenandoah Telecommunications Co.	Morgan Stanley	(557)	(22,735)	(23,177)	(557)
Vonage Holdings Corp.	Morgan Stanley	(48,055)	(375,037)	(356,088)	17,184

		(131,554)	(2,572,683)	(2,330,902)	225,032

Transportation
Air Transport Services Group, Inc.	Morgan Stanley	(43,938)	(872,838)	(1,030,785)	(162,254)
Atlas Air Worldwide Holdings, Inc.	Morgan Stanley	(10,175)	(260,123)	(280,525)	(21,684)
FedEx Corp.	Morgan Stanley	(19,949)	(3,121,928)	(3,016,488)	88,024
Hawaiian Holdings, Inc.	Morgan Stanley	(32,895)	(848,744)	(963,495)	(127,565)
Heartland Express, Inc.	Morgan Stanley	(5,287)	(113,408)	(111,291)	1,471
Matson, Inc.	Morgan Stanley	(12,190)	(445,468)	(497,352)	(56,544)
Ryder System, Inc.	Morgan Stanley	(36,936)	(1,764,385)	(2,005,994)	(271,099)
Saia, Inc.	Morgan Stanley	(13,626)	(1,119,806)	(1,268,853)	(154,529)

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Concluded)

December 31, 2019

(Unaudited)

Total Return Swaps (concluded)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Transportation — (continued)
SkyWest, Inc.	Morgan Stanley	(18,081)	$(1,025,238)	$(1,168,575)	$(155,145)
Spirit Airlines, Inc.	Morgan Stanley	(11,124)	(422,480)	(448,408)	(29,778)

		(204,201)	(9,994,418)	(10,791,766)	(889,103)

Utilities
ALLETE, Inc.	Morgan Stanley	(3,197)	(256,474)	(259,500)	(4,628)
Ameren Corp.	Morgan Stanley	(2,520)	(197,795)	(193,536)	435
Atmos Energy Corp.	Morgan Stanley	(4,977)	(546,629)	(556,727)	(12,776)
Avangrid, Inc.	Morgan Stanley	(7,463)	(375,128)	(381,807)	(14,445)
Avista Corp.	Morgan Stanley	(2,313)	(108,160)	(111,232)	(4,859)
Black Hills Corp.	Morgan Stanley	(19,254)	(1,479,391)	(1,512,209)	(46,444)
CenterPoint Energy, Inc.	Morgan Stanley	(28,974)	(825,077)	(790,121)	23,306
Consolidated Edison, Inc.	Morgan Stanley	(12,455)	(1,091,308)	(1,126,804)	(48,979)
Dominion Energy, Inc.	Morgan Stanley	(1,365)	(111,325)	(113,049)	(2,273)
DTE Energy Co.	Morgan Stanley	(21,671)	(2,720,205)	(2,814,413)	(123,418)
Edison International	Morgan Stanley	(23,093)	(1,591,062)	(1,741,443)	(186,073)
El Paso Electric Co.	Morgan Stanley	(1,851)	(124,500)	(125,664)	(3,043)
Eversource Energy	Morgan Stanley	(3,468)	(295,473)	(295,023)	(3,356)
FirstEnergy Corp.	Morgan Stanley	(8,639)	(418,935)	(419,855)	(6,580)
Fortis, Inc. (Canada)	Morgan Stanley	(8,944)	(360,063)	(371,355)	(13,519)
MGE Energy, Inc.	Morgan Stanley	(494)	(38,828)	(38,937)	(303)
Middlesex Water Co.	Morgan Stanley	(425)	(26,536)	(27,017)	(615)
National Fuel Gas Co.	Morgan Stanley	(11,743)	(549,575)	(546,519)	(9,524)
NorthWestern Corp.	Morgan Stanley	(2,886)	(214,428)	(206,840)	4,970
Otter Tail Corp.	Morgan Stanley	(864)	(43,263)	(44,315)	(1,361)
Pattern Energy Group, Inc., Class A	Morgan Stanley	(11,306)	(307,902)	(302,492)	(3,769)
Pinnacle West Capital Corp.	Morgan Stanley	(16,550)	(1,441,110)	(1,488,342)	(54,285)
PNM Resources, Inc.	Morgan Stanley	(460)	(23,349)	(23,327)	(96)
Portland General Electric Co.	Morgan Stanley	(10,093)	(561,477)	(563,088)	(8,580)
Southwest Gas Holdings, Inc.	Morgan Stanley	(9,287)	(801,035)	(705,533)	88,111
Spire, Inc.	Morgan Stanley	(8,378)	(690,778)	(697,971)	(16,888)
York Water Co. (The)	Morgan Stanley	(28)	(1,281)	(1,291)	(24)

		(222,698)	(15,201,087)	(15,458,410)	(449,016)

Total Reference Entity — Short			(330,013,916)	(349,492,825)	(22,719,723)

Net Value of Reference Entity			$581,447	$17,531,181	$16,946,400

*	Includes $(3,334) related to open trades, dividends receivables/payables and swap receivables/payables activities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for a short common stock with an end of period value of $5,659 and total return swaps with end of period unrealized appreciation of $16,946,400, which are considered Level 2 as of and for the period ended December 31, 2019.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.